UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE, 20TH FLOOR

NEW YORK, NEW YORK 10022

(Address of Principal Executive Offices) (Zip Code)

Jeffrey Dillabough, Esq.

Secretary

Weiss Strategic Interval Fund

320 Park Avenue, 20th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31st

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

Weiss Strategic Interval Fund

Semi-Annual Report

June 30, 2022

(unaudited)

Investments Composition

Weiss Strategic Interval Fund

June 30, 2022 (unaudited)

Top Ten Holdings as of June 30, 2022*
Description	% of Net Assets

Invesco QQQ Trust	10.5%
QUALCOMM, Inc.	5.9%
Oracle Corp.	5.8%
Highwoods Properties, Inc.	5.6%
CommScope Holding Co., Inc.	5.3%
Ventas, Inc.	4.8%
National Storage Affiliates Trust	4.8%
Americold Realty Trust, Inc.	4.6%
Telefonaktiebolaget LM Ericsson	4.5%
Sabra Health Care REIT, Inc.	4.4%

TOTAL	56.2%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

Country	Securities Held Long % of Net Assets		Securities Sold Short % of Net Assets
United States	338.2%		(279.0)%
Britain	8.2%		(4.4)%
Canada	5.4%		(5.7)%
Sweden	4.5%		(0.1)%
Ireland	3.1%		(2.8)%
Luxembourg	2.5%		(0.1)%
Israel	1.9%		(0.4)%
Curacao	1.5%		—%
British Virgin	1.3%		(0.5)%
Marshall Island	1.3%		—%
Liberia	1.3%		—%
Bermuda	1.2%		(0.9)%
Netherlands	1.2%		(2.1)%
Cayman Islands	1.1%		—%
Jersey	0.9%		(0.3)%
France	0.8%		(1.2)%
Mexico	0.6%		—%
Switzerland	0.5%		(0.6)%
Brazil	0.3%		(0.8)%
Panama	0.3%		(0.9)%
South Africa	0.2%		—%
Denmark	0.1%		—%
Germany	0.1%		(0.1)%
Taiwan	0.0%	*	—%
Australia	—%		(2.3)%
Norway	—%		(1.0)%
Belgium	—%		(0.3)%
TOTAL	376.5%		(303.5)%
*	Rounds to 0.0%.

Industry	Securities Held Long % of Net Assets	Securities Sold Short % of Net Assets
Real Estate Investment Trusts	65.0%	(40.7)%
Software	32.6%	(1.0)%
Oil, Gas & Consumable Fuels	30.0%	(14.2)%
Exchange-Traded Funds	23.3%	(99.3)%
Banks	22.8%	(17.8)%
Communications Equipment	19.8%	(1.9)%
Semiconductors & Semiconductor Equipment	17.6%	(2.8)%
Food Products	13.2%	(11.2)%
Hotels, Restaurants & Leisure	12.6%	(7.7)%
Machinery	6.9%	(7.5)%
Beverages	6.5%	(6.6)%
Metals & Mining	6.2%	(8.9)%
Biotechnology	6.1%	(3.2)%
Diversified Financial Services	5.7%	—%

Investments Composition

Weiss Strategic Interval Fund

June 30, 2022 (unaudited)

Energy Equipment & Services	5.7%		(1.7)%
Capital Markets	5.4%		(8.2)%
Health Care Providers & Services	5.3%		(5.2)%
Pharmaceuticals	5.3%		(4.1)%
Household Products	5.0%		(3.4)%
Specialty Retail	4.9%		(4.0)%
Media	4.8%		(1.7)%
Air Freight & Logistics	4.7%		(3.2)%
IT Services	4.7%		(0.9)%
Road & Rail	4.7%		(4.5)%
Electronic Equipment, Instruments & Components	4.2%		(0.4)%
Containers & Packaging	3.6%		(1.6)%
Consumer Finance	3.4%		(4.7)%
Health Care Equipment & Supplies	3.4%		(2.0)%
Electrical Equipment	3.1%		(1.4)%
Personal Products	2.8%		(0.1)%
Chemicals	2.6%		(4.7)%
Technology Hardware, Storage & Peripherals	2.6%		(4.2)%
Diversified Consumer Services	2.4%		—%
Entertainment	2.4%		(0.6)%
Building Products	2.2%		(1.1)%
Professional Services	2.0%		—%
Food & Staples Retailing	1.9%		(2.3)%
Aerospace & Defense	1.8%		(0.4)%
Interactive Media & Services	1.8%		(0.2)%
Mortgage Real Estate Investment	1.6%		—%
Trading Companies & Distributors	1.5%		(1.5)%
Life Sciences Tools & Services	1.4%		(2.0)%
Marine	1.3%		(0.7)%
Auto Components	1.2%		—%
Commercial Services & Supplies	1.2%		(1.2)%
Electric Utilities	0.9%		(0.1)%
Industrial Conglomerates	0.9%		(4.3)%
Internet & Direct Marketing Retail	0.9%		(1.1)%
Thrifts & Mortgage Finance	0.8%		—%
Household Durables	0.7%		(1.8)%
Paper & Forest Products	0.7%		(0.0)	% *
Construction Materials	0.6%		(0.6)%
Textiles, Apparel & Luxury Goods	0.6%		—%
Automobiles	0.5%		(0.7)%
Multiline Retail	0.5%		(1.4)%
Airlines	0.4%		(0.4)%
Construction & Engineering	0.4%		(1.7)%
Distributors	0.3%		(0.9)%
Closed-End Mutual Funds	0.3%		—%
Health Care Technology	0.3%		(0.4)%
Diversified Telecommunication Services	0.2%		(0.3)%
Leisure Products	0.2%		—%
Wireless Telecommunication Services	0.1%		—%
Insurance	0.0%	*	(0.3)%
Tobacco	—%		(0.4)%
Multi-Utilities	—%		(0.2)%
Real Estate Management & Development	—%		(0.1)%
TOTAL	376.5%		(303.5)%
*	Rounds to 0.0%.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Long Investments 376.5%
Common Stocks 352.8%
Aerospace & Defense 1.8%
Curtiss-Wright Corp.(1)	5,295	$699,258
General Dynamics Corp.(1)	1,297	286,961
Howmet Aerospace, Inc.(1)	6,021	189,360
L3Harris Technologies, Inc.(1)	1,285	310,584
Northrop Grumman Corp.(1)	2,017	965,276
TransDigm Group, Inc.(1),(2)	2,967	1,592,300
Triumph Group, Inc.(1),(2)	28,078	373,157

		4,416,896

Air Freight & Logistics 4.7%
C.H. Robinson Worldwide, Inc.(1),(3)	33,220	3,367,511
Expeditors International of Washington, Inc.	1,412	137,614
FedEx Corp.(1)	8,964	2,032,228
Forward Air Corp.(1)	63,545	5,843,598

		11,380,951

Airlines 0.4%
Copa Holdings S.A., Class A(1),(2),(4)	11,204	709,997
Southwest Airlines Co.(1),(2)	3,857	139,315

		849,312

Auto Components 1.2%
Adient PLC(1),(2),(4)	20,281	600,926
Aptiv PLC(1),(2),(4)	15,566	1,386,464
Autoliv, Inc.(3)	8,958	641,124
Tenneco, Inc., Class A(1),(2)	18,357	315,006

		2,943,520

Automobiles 0.5%
General Motors Co.(1),(2),(3)	40,623	1,290,186

Banks 22.8%
Bank of America Corp.(1),(3)	123,646	3,849,100
Banner Corp.(1)	27,812	1,563,313
Cadence Bank(1),(3)	126,596	2,972,474
Citizens Financial Group, Inc.(1)	130,000	4,639,700
Columbia Banking System, Inc.(1),(3)	43,645	1,250,429
Comerica, Inc.(1)	52,053	3,819,649
Commerce Bancshares, Inc.(1),(3)	22,944	1,506,274
First Horizon Corp.(1)	139,667	3,053,121
First Republic Bank(1)	26,475	3,817,695
FNB Corp.	70,600	766,716
M&T Bank Corp.(1),(3)	33,692	5,370,168
PacWest Bancorp(1),(3)	88,146	2,349,972
Prosperity Bancshares, Inc.	11,472	783,193
Renasant Corp.(1)	29,997	864,214
Signature Bank(1),(3)	21,503	3,853,553
Umpqua Holdings Corp.(1)	17,851	299,361
Veritex Holdings, Inc.(1),(3)	39,201	1,147,021
Webster Financial Corp.(1),(3)	92,140	3,883,701
Wells Fargo & Co.(1)	115,482	4,523,430
Western Alliance Bancorp(1),(3)	28,570	2,017,042
Wintrust Financial Corp.(1)	38,127	3,055,879

		55,386,005

Beverages 6.5%
Celsius Holdings, Inc.(2),(3)	12,842	838,069
Coca-Cola Europacific Partners PLC(1),(3),(4)	169,864	8,766,681
Monster Beverage Corp.(1),(2),(3)	22,018	2,041,069
PepsiCo, Inc.(1)	6,104	1,017,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Beverages
Vintage Wine Estates, Inc.(1),(2)	408,211	3,208,538

		15,871,650

Biotechnology 6.1%
AbbVie, Inc.(1)	17,859	2,735,284
Aldeyra Therapeutics, Inc.(1),(2)	28,272	112,805
Argenx SE, ADR(1),(2),(4)	227	86,006
Aurinia Pharmaceuticals, Inc.(1),(2),(4)	6,654	66,873
Autolus Therapeutics PLC, ADR(1),(2),(4)	1,552	4,392
AVEO Pharmaceuticals, Inc.(1),(2),(3)	21,546	141,342
BELLUS Health, Inc.(1),(2),(4)	926	8,556
Biohaven Pharmaceutical Holding Co., Ltd.(1),(2),(4)	21,186	3,087,012
BioMarin Pharmaceutical, Inc.(1),(2)	511	42,347
BioNTech SE, ADR(1),(4)	1,085	161,773
Chinook Therapeutics, Inc.(1),(2),(3)	1,761	30,800
Dynavax Technologies Corp.(1),(2),(3)	6,706	84,429
Eiger BioPharmaceuticals, Inc.(2),(3)	29,175	183,802
Exact Sciences Corp.(1),(2),(3)	17,560	691,688
Exelixis, Inc.(1),(2)	17,615	366,744
FibroGen, Inc.(1),(2)	950	10,032
Gilead Sciences, Inc.(1)	20,017	1,237,251
Global Blood Therapeutics, Inc.(1),(2)	6,153	196,588
Heron Therapeutics, Inc.(2),(3)	8,304	23,168
Horizon Therapeutics PLC(1),(2),(4)	1,147	91,485
Incyte Corp.(1),(2)	362	27,501
Insmed, Inc.(1),(2),(3)	34,002	670,519
Iovance Biotherapeutics, Inc.(1),(2)	3,510	38,750
Karyopharm Therapeutics, Inc.(1),(2),(3)	7,525	33,938
Merus N.V.(1),(2),(4)	728	16,482
Natera, Inc.(1),(2),(3)	10,538	373,467
Neurocrine Biosciences, Inc.(1),(2),(3)	2,818	274,699
Prometheus Biosciences, Inc.(1),(2)	13,226	373,370
Regeneron Pharmaceuticals, Inc.(1),(2)	351	207,487
Rigel Pharmaceuticals, Inc.(1),(2)	24,415	27,589
Sage Therapeutics, Inc.(1),(2)	801	25,872
Seagen, Inc.(1),(2),(3)	3,165	560,015
Sierra Oncology, Inc.(1),(2)	4,177	229,693
Travere Therapeutics, Inc.(1),(2)	17,551	425,261
United Therapeutics Corp.(1),(2)	2,293	540,323
Vertex Pharmaceuticals, Inc.(1),(2),(3)	4,883	1,375,981
Viridian Therapeutics, Inc.(1),(2)	8,810	101,932

		14,665,256

Building Products 2.2%
Allegion PLC(1),(4)	5,075	496,843
Builders FirstSource, Inc.(1),(2),(3)	3,924	210,719
Carrier Global Corp.(1)	43,747	1,560,018
Cornerstone Building Brands, Inc.(1),(2)	40,018	980,041
Owens Corning(1)	6,456	479,745
Trane Technologies PLC(1),(4)	11,489	1,492,076

		5,219,442

Capital Markets 5.4%
Blackstone, Inc.(1)	8,824	805,014
Blue Owl Capital, Inc., Class A(1)	141,354	1,417,781
Goldman Sachs Group, Inc. (The)(1)	10,814	3,211,974
Interactive Brokers Group, Inc., Class A(1)	43,250	2,379,182
State Street Corp.(1)	36,124	2,227,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Capital Markets
Virtu Financial, Inc., Class A(1)	130,610	3,057,580

		13,098,576

Chemicals 2.6%
Atotech Ltd.(1),(2),(4)	9,072	175,543
Nutrien Ltd.(1),(4)	15,048	1,199,175
Sherwin-Williams Co. (The)(1)	4,607	1,031,553
Tronox Holdings PLC, Class A(1),(4)	35,036	588,605
Valvoline, Inc.(1)	111,596	3,217,313

		6,212,189

Commercial Services & Supplies 1.2%
Clean Harbors, Inc.(1),(2)	2,113	185,247
IAA, Inc.(1),(2),(3)	27,976	916,774
Li-Cycle Holdings Corp.(1),(2),(4)	87,935	604,993
Waste Connections, Inc.(1),(3),(4)	4,941	612,486
Waste Management, Inc.	4,236	648,023

		2,967,523

Communications Equipment 19.8%
ADTRAN, Inc.(1),(3)	281,281	4,930,856
Arista Networks, Inc.(1),(2),(3)	13,309	1,247,586
Calix, Inc.(1),(2),(3)	62,837	2,145,255
Ciena Corp.(1),(2)	139,008	6,352,666
CommScope Holding Co., Inc.(1),(2)	2,102,840	12,869,381
F5, Inc.(1),(2),(3)	2,608	399,128
Motorola Solutions, Inc.(1),(3)	41,666	8,733,193
Plantronics, Inc.(1),(2),(3)	3,528	139,991
Sierra Wireless, Inc.(1),(2),(4)	12,389	289,903
Telefonaktiebolaget LM Ericsson, ADR(1),(4)	1,487,959	11,010,896

		48,118,855

Construction & Engineering 0.4%
Quanta Services, Inc.	282	35,346
WillScot Mobile Mini Holdings Corp.(1),(2)	27,632	895,829

		931,175

Construction Materials 0.6%
Cemex S.A.B. de C.V., ADR(2),(3),(4)	386,841	1,516,417

Consumer Finance 3.4%
Ally Financial, Inc.(1)	113,013	3,787,066
American Express Co.(1),(3)	32,686	4,530,933

		8,317,999

Containers & Packaging 3.6%
Ardagh Metal Packaging S.A.(1),(4)	913,334	5,571,337
Avery Dennison Corp.(1),(3)	8,501	1,376,057
Graphic Packaging Holding Co.(1),(3)	85,105	1,744,653

		8,692,047

Distributors 0.3%
Pool Corp.(1)	1,721	604,467

Diversified Consumer Services 2.4%
New Oriental Education & Technology Group, Inc., ADR(1),(2),(4)	17,635	359,049
Service Corp. International/US(1)	77,284	5,341,870

		5,700,919

Diversified Financial Services 5.7%
Aequi Acquisition Corp.(1),(2)	55,839	550,573
Aequi Acquisition Corp., Class A(1),(2)	26,623	263,035

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Anzu Special Acquisition Corp. I, Class A(1),(2)	11,398	111,700
Apollo Strategic Growth Capital II(1),(2),(4)	1,043	10,291
Argus Capital Corp., Class A(1),(2)	85,371	853,710
Atlas Crest Investment Corp. II(1),(2)	9,270	90,846
Aurora Acquisition Corp., Class A(1),(2),(4)	21,157	207,127
Beard Energy Transition Acquisition Corp.(1),(2)	11,996	119,900
Broadscale Acquisition Corp., Class A(1),(2)	22,768	223,582
Carney Technology Acquisition Corp. II(1),(2)	9,695	95,399
CENAQ Energy Corp.(1),(2)	13,736	138,734
Churchill Capital Corp. VI(1),(2)	10,205	100,519
Churchill Capital Corp. VII(1),(2)	17,791	175,241
Conyers Park III Acquisition Corp.(1),(2)	416,606	4,095,237
Direct Selling Acquisition Corp.(1),(2)	8,360	84,520
Edify Acquisition Corp.(1),(2)	1,794	17,653
Everest Consolidator Acquisition Corp.(1),(2)	16,822	169,229
Financial Strategies Acquisition Corp., Class A(1),(2)	40,406	402,848
Fortress Capital Acquisition Corp.(1),(2),(4)	4,669	46,036
Fortress Value Acquisition Corp. IV(1),(2)	4,666	45,540
Frazier Lifesciences Acquisition Corp.(1),(2),(4)	4,797	47,346
GigCapital5, Inc.(1),(2)	12,536	125,862
Global Partner Acquisition Corp. II(1),(2),(4)	4,148	40,899
GO Acquisition Corp.(1),(2)	4,185	41,641
Golden Falcon Acquisition Corp.(1),(2)	5,530	54,581
Gores Holdings VII, Inc.(1),(2)	7,971	78,275
Gores Technology Partners II, Inc., Class A(1),(2)	15,960	156,089
Gores Technology Partners, Inc.(1),(2)	11,400	111,834
Hudson Executive Investment Corp. II(1),(2)	4,362	42,879
Hudson Executive Investment Corp. III(1),(2)	10,361	101,538
HumanCo Acquisition Corp., Class A(1),(2)	278,581	2,741,237
Lazard Growth Acquisition Corp. I(1),(2),(4)	5,700	56,145
Longview Acquisition Corp. II(1),(2)	11,188	109,642
MDH Acquisition Corp., Class A(1),(2)	21,005	206,479
North Mountain Merger Corp., Class A(1),(2)	14,010	138,979
Northern Star Investment Corp. III(1),(2)	11,398	111,814
Pine Technology Acquisition Corp., Class A(1),(2)	21,014	205,307
Pontem Corp.(1),(2),(4)	4,781	47,189
Priveterra Acquisition Corp.(1),(2)	5,669	55,783
PropTech Investment Corp. II(2)	7,044	69,243
Revolution Healthcare Acquisition Corp.(1),(2)	5,698	55,897
RMG Acquisition Corp. III(1),(2),(4)	4,165	41,109
Schultze Special Purpose Acquisition Corp. II(1),(2)	22,559	222,657
ScION Tech Growth I(1),(2),(4)	6,940	68,428
ScION Tech Growth II(1),(2),(4)	7,587	74,504
Senior Connect Acquisition Corp. I, Class A(1),(2)	7,744	76,201
Simon Property Group Acquisition Holdings, Inc.(1),(2)	20,433	200,137
Tishman Speyer Innovation Corp. II(1),(2)	10,753	105,379
TLG Acquisition One Corp.(1),(2)	4,852	47,598
Turmeric Acquisition Corp.(1),(2),(4)	6,073	60,123
Vector Acquisition Corp. II, Class A(1),(2),(4)	10,946	107,380
Velocity Acquisition Corp., Class A(1),(2)	14,633	142,965
Warburg Pincus Capital Corp. I-A(2),(4)	11,400	112,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Williams Rowland Acquisition Corp.(1),(2)	13,602	136,156

		13,795,876

Diversified Telecommunication Services 0.2%
AT&T, Inc.(1)	18,176	380,969

Electric Utilities 0.9%
Constellation Energy Corp.(1),(3)	21,909	1,254,509
NextEra Energy, Inc.(1),(3)	11,502	890,945

		2,145,454

Electrical Equipment 3.1%
AMETEK, Inc.(1)	25,626	2,816,041
Eaton Corp. PLC(4)	7,818	985,060
Emerson Electric Co.(1)	8,310	660,978
Generac Holdings, Inc.(1),(2)	2,729	574,673
Hubbell, Inc., Class B(3)	2,184	390,019
nVent Electric PLC(1),(4)	4,495	140,828
Regal Rexnord Corp.(1)	5,575	632,874
Sensata Technologies Holding PLC(1),(4)	28,839	1,191,339

		7,391,812

Electronic Equipment, Instruments & Components 4.2%
Coherent, Inc.(1),(2)	6,721	1,789,265
II-VI, Inc.(1),(2),(3)	103,420	5,269,249
Rogers Corp.(1),(2)	8,160	2,138,654
TE Connectivity Ltd.(1),(4)	6,707	758,897
Vontier Corp.(1)	10,580	243,234

		10,199,299

Energy Equipment & Services 5.7%
ChampionX Corp.(1),(3)	118,964	2,361,435
Liberty Energy, Inc., Class A(1),(2),(3)	220,893	2,818,594
Patterson-UTI Energy, Inc.(1)	84,976	1,339,222
Schlumberger N.V.(1),(3),(4)	102,242	3,656,174
TechnipFMC PLC(1),(2),(4)	414,492	2,789,531
Tenaris S.A., ADR(1),(4)	18,291	469,896
Transocean Ltd.(1),(2),(4)	123,784	412,201

		13,847,053

Entertainment 2.4%
Activision Blizzard, Inc.(1)	25,646	1,996,798
Electronic Arts, Inc.(1)	6,645	808,364
Liberty Media Corp-Liberty Formula One, Class C(1),(2),(3)	7,441	472,280
Netflix, Inc.(1),(2)	1,524	266,502
Playtika Holding Corp.(1),(2)	2,024	26,798
ROBLOX Corp., Class A(1),(2)	383	12,586
Take-Two Interactive Software, Inc.(1),(2),(3)	14,704	1,801,681
Warner Bros Discovery, Inc.(1),(2)	36,308	487,253

		5,872,262

Food & Staples Retailing 1.9%
Albertsons Cos., Inc., Class A(1)	31,866	851,459
Performance Food Group Co.(1),(2)	38,154	1,754,321
Walmart, Inc.(1)	15,443	1,877,560

		4,483,340

Food Products 13.2%
Bunge Ltd.(1),(4)	31,825	2,886,209
Cal-Maine Foods, Inc.(1),(3)	29,644	1,464,710
Hershey Co. (The)(1)	11,262	2,423,132

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Food Products
Hostess Brands, Inc., Class A(1),(2)	97,068	2,058,812
Ingredion, Inc.(1)	20,490	1,806,399
JM Smucker Co. (The)(1),(3)	10,533	1,348,329
Kraft Heinz Co. (The)(1),(3)	141,497	5,396,696
Mondelez International, Inc., Class A(1),(3)	47,187	2,929,841
Sanderson Farms, Inc.(1)	36,676	7,904,778
Simply Good Foods Co. (The)(1),(2),(3)	53,774	2,031,044
Sovos Brands, Inc.(1),(2)	104,799	1,663,160
TreeHouse Foods, Inc.(1),(2)	1,565	65,448

		31,978,558

Health Care Equipment & Supplies 3.4%
ABIOMED, Inc.(1),(2)	1,928	477,199
Axonics, Inc.(1),(2)	705	39,952
Baxter International, Inc.(1)	761	48,879
Cardiovascular Systems, Inc.(1),(2)	101	1,450
CVRX, Inc.(1),(2)	17,604	105,800
DexCom, Inc.(1),(2),(3)	19,424	1,447,671
Edwards Lifesciences Corp.(1),(2),(3)	10,391	988,080
Enovis Corp.(1),(2)	3,608	198,440
Haemonetics Corp.(1),(2)	4,308	280,795
Inari Medical, Inc.(1),(2),(3)	7,072	480,825
Intuitive Surgical, Inc.(1),(2)	2,490	499,768
Natus Medical, Inc.(1),(2)	4,228	138,552
Outset Medical, Inc.(1),(2),(3)	12,661	188,143
Penumbra, Inc.(1),(2),(3)	7,371	917,837
Shockwave Medical, Inc.(1),(2)	353	67,483
STAAR Surgical Co.(1),(2),(3)	3,675	260,668
Tandem Diabetes Care, Inc.(1),(2),(3)	3,544	209,769
Teleflex, Inc.(1)	3,654	898,336
Zimmer Biomet Holdings, Inc.(1),(3)	8,265	868,321

		8,117,968

Health Care Providers & Services 5.3%
1Life Healthcare, Inc.(1),(2),(3)	7,155	56,095
Centene Corp.(1),(2),(3)	6,416	542,858
Chemed Corp.(1)	747	350,634
Cigna Corp.(1)	7,236	1,906,831
CVS Health Corp.(1),(3)	24,824	2,300,192
Encompass Health Corp.(1)	21,643	1,213,090
Guardant Health, Inc.(1),(2),(3)	512	20,654
Humana, Inc.(1)	7,383	3,455,761
McKesson Corp.(1)	5,828	1,901,152
Oak Street Health, Inc.(1),(2),(3)	7,181	118,055
Option Care Health, Inc.(1),(2),(3)	10,396	288,905
Pennant Group, Inc. (The)(1),(2)	3,531	45,232
Signify Health, Inc., Class A(1),(2)	17,896	246,965
Tenet Healthcare Corp.(1),(2)	7,873	413,805

		12,860,229

Health Care Technology 0.3%
Doximity, Inc., Class A(1),(2),(3)	2,182	75,977
Evolent Health, Inc., Class A(1),(2),(3)	7,877	241,903
Inspire Medical Systems, Inc.(1),(2),(3)	1,468	268,159

		586,039

Hotels, Restaurants & Leisure 12.6%
Booking Holdings, Inc.(1),(2)	684	1,196,309

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Boyd Gaming Corp.(1)	44,457	2,211,736
Darden Restaurants, Inc.(1)	12,348	1,396,806
Dine Brands Global, Inc.(1),(3)	17,908	1,165,453
Domino’s Pizza, Inc.(1)	10,411	4,057,271
DraftKings, Inc., Class A(1),(2)	39,423	460,066
Expedia Group, Inc.(1),(2)	12,814	1,215,152
Hilton Worldwide Holdings, Inc.(1)	35,139	3,915,890
International Game Technology PLC(1),(4)	38,813	720,369
Jack in the Box, Inc.(1),(3)	12,708	712,410
Las Vegas Sands Corp.(1),(2),(3)	35,280	1,185,055
Marriott Vacations Worldwide Corp.(1)	3,127	363,357
McDonald’s Corp.(1)	3,554	877,412
Restaurant Brands International, Inc.(1),(3),(4)	28,440	1,426,266
Royal Caribbean Cruises Ltd.(1),(2),(4)	87,125	3,041,534
Ruth’s Hospitality Group, Inc.(1),(3)	82,868	1,347,434
Six Flags Entertainment Corp.(1),(2),(3)	52,274	1,134,346
Texas Roadhouse, Inc., Class A(1)	7,631	558,589
Travel + Leisure Co.(1),(3)	1,411	54,775
Wendy’s Co. (The)(1),(3)	38,830	733,110
Yum China Holdings, Inc.(1)	3,879	188,131
Yum! Brands, Inc.(1)	22,929	2,602,671

		30,564,142

Household Durables 0.7%
DR Horton, Inc.(1)	1,754	116,097
Installed Building Products, Inc.	3,353	278,835
KB Home(1)	9,376	266,841
Lennar Corp., Class A(1)	2,470	174,308
Taylor Morrison Home Corp., Class A(1),(2)	30,488	712,200
Vizio Holding Corp., Class A(1),(2)	32,324	220,450

		1,768,731

Household Products 5.0%
Colgate-Palmolive Co.(1),(3)	54,502	4,367,790
Procter & Gamble Co. (The)(1)	20,398	2,933,029
Spectrum Brands Holdings, Inc.(1),(3)	59,194	4,855,092

		12,155,911

Industrial Conglomerates 0.9%
Honeywell International, Inc.	3,883	674,904
Icahn Enterprises L.P.(1)	28,743	1,383,113

		2,058,017

Insurance 0.0%
Syncora Holdings Ltd.(1),(4)	56,504	3,955

Interactive Media & Services 1.8%
Alphabet, Inc., Class C(1),(2)	1	2,188
Alphabet, Inc., Class A(1),(2)	1,117	2,434,233
Bumble, Inc., Class A(1),(2),(3)	2,465	69,390
Meta Platforms, Inc., Class A(1),(2)	11,279	1,818,739
Vimeo, Inc.(2),(3)	8,903	53,596
ZoomInfo Technologies, Inc., Class A(2),(3)	1,105	36,730

		4,414,876

Internet & Direct Marketing Retail 0.9%
Altaba, Inc.(2)	148,076	747,784
Amazon.com, Inc.(1),(2)	12,968	1,377,331

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Internet & Direct Marketing Retail
Xometry, Inc., Class A(2),(3)	3,337	113,224

		2,238,339

IT Services 4.7%
Accenture PLC, Class A(1),(4)	8,820	2,448,873
Akamai Technologies, Inc.(1),(2),(3)	2,270	207,319
DXC Technology Co.(1),(2),(3)	93,783	2,842,563
EPAM Systems, Inc.(1),(2)	10,912	3,216,639
GoDaddy, Inc., Class A(1),(2),(3)	11,401	793,054
MoneyGram International, Inc.(1),(2)	23,166	231,660
Okta, Inc.(1),(2),(3)	1,461	132,074
PayPal Holdings, Inc.(1),(2)	29	2,025
Switch, Inc., Class A(1),(3)	22,715	760,953
Toast, Inc., Class A(1),(2)	14,333	185,469
Twilio, Inc., Class A(2),(3)	6,653	557,588

		11,378,217

Leisure Products 0.2%
Callaway Golf Co.(1),(2)	28,240	576,096

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A(1),(2)	226	111,870
IQVIA Holdings, Inc.(1),(2)	897	194,640
Pacific Biosciences of California, Inc.(1),(2),(3)	14,485	64,024
QIAGEN N.V.(1),(2),(4)	5,102	240,814
Repligen Corp.(2),(3)	2,594	421,265
SomaLogic, Inc.(1),(2)	188,136	850,375
Standard BioTools, Inc.(2),(3)	201	322
Syneos Health, Inc.(1),(2)	1,660	118,989
Thermo Fisher Scientific, Inc.(1),(3)	2,304	1,251,717

		3,254,016

Machinery 6.9%
AGCO Corp.(1)	2,999	296,001
Caterpillar, Inc.	11,465	2,049,484
Chart Industries, Inc.(1),(2),(3)	12,168	2,036,680
Cummins, Inc.(1)	6,389	1,236,463
Deere & Co.(1)	2,472	740,290
Flowserve Corp.(1)	58,141	1,664,577
Fortive Corp.(1)	12,163	661,424
IDEX Corp.(1),(3)	3,618	657,137
ITT, Inc.(1),(3)	8,810	592,384
Meritor, Inc.(1),(2),(3)	4,228	153,603
Otis Worldwide Corp.(1)	22,272	1,573,962
Proto Labs, Inc.(1),(2),(3)	15,875	759,460
Trinity Industries, Inc.(1),(3)	132,603	3,211,645
Welbilt, Inc.(1),(2)	44,259	1,053,807

		16,686,917

Marine 1.3%
Star Bulk Carriers Corp.(1),(4)	124,942	3,122,301

Media 4.8%
Comcast Corp., Class A(1)	22,971	901,382
comScore, Inc.(1),(2),(3)	2,247,476	4,629,800
Criteo S.A., ADR(1),(2),(4)	75,578	1,844,103
DISH Network Corp., Class A(1),(2),(3)	6,880	123,358
Fox Corp., Class A(1)	13,752	442,264
Gray Television, Inc.(1)	45,064	761,131
Liberty Media Corp-Liberty SiriusXM, Class A(1),(2)	1,914	68,981
Nexstar Media Group, Inc., Class A(1),(3)	12,351	2,011,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Media
Shaw Communications, Inc., Class B(1),(4)	14,573	429,321
TEGNA, Inc.(1)	14,775	309,832

		11,521,903

Metals & Mining 6.2%
Agnico Eagle Mines Ltd.(4)	7,685	351,666
Alcoa Corp.(1),(3)	95,133	4,336,162
Alpha Metallurgical Resources, Inc.(1)	11,172	1,442,640
Barrick Gold Corp.(4)	59,611	1,054,519
Gold Fields Ltd., ADR(1),(3),(4)	6,390	58,277
Sibanye Stillwater Ltd., ADR(1),(4)	46,427	462,877
Teck Resources Ltd., Class B(4)	125,560	3,838,369
Warrior Met Coal, Inc.(1)	103,947	3,181,818
Yamana Gold, Inc.(1),(4)	64,799	301,315

		15,027,643

Mortgage Real Estate Investment 1.6%
Annaly Capital Management, Inc.(1),(3)	643,875	3,805,301

Multiline Retail 0.5%
Dollar Tree, Inc.(2)	6,942	1,081,911
Kohl’s Corp.(1)	3,858	137,692

		1,219,603

Oil, Gas & Consumable Fuels 30.0%
Antero Resources Corp.(1),(2)	84,509	2,590,201
Arch Resources, Inc.(1)	31,392	4,491,881
Chesapeake Energy Corp.(1)	46,465	3,768,312
ConocoPhillips(1),(3)	52,372	4,703,529
Continental Resources, Inc.(1)	31,342	2,048,200
Devon Energy Corp.(1),(3)	77,175	4,253,114
Diamondback Energy, Inc.(1),(3)	34,068	4,127,338
Earthstone Energy, Inc., Class A(2)	88,275	1,204,954
EOG Resources, Inc.(1)	39,120	4,320,413
Exxon Mobil Corp.(1)	59,846	5,125,211
Magnolia Oil & Gas Corp., Class A(1)	70,973	1,489,723
Marathon Oil Corp.(1),(3)	173,882	3,908,867
Marathon Petroleum Corp.(1),(3)	21,510	1,768,337
Matador Resources Co.(1),(3)	57,827	2,694,160
Murphy Oil Corp.(1)	120,595	3,640,763
New Fortress Energy, Inc., Class A(1),(3)	33,765	1,336,081
Northern Oil and Gas, Inc.(1)	42,182	1,065,517
Occidental Petroleum Corp.(1)	62,875	3,702,080
PDC Energy, Inc.(1),(3)	62,982	3,880,321
Peabody Energy Corp.(1),(2),(3)	52,950	1,129,424
Petroleo Brasileiro S.A., ADR(1),(4)	61,560	719,021
Phillips 66(1),(3)	19,510	1,599,625
Pioneer Natural Resources Co.(1),(3)	16,435	3,666,320
Range Resources Corp.(1),(2),(3)	97,130	2,403,968
SM Energy Co.(1)	94,521	3,231,673

		72,869,033

Paper & Forest Products 0.7%
Louisiana-Pacific Corp.(1)	33,544	1,758,041

Personal Products 2.8%
Coty, Inc., Class A(1),(2),(3)	342,787	2,745,724
elf Beauty, Inc.(1),(2)	95,316	2,924,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Personal Products
Estee Lauder Cos., Inc. (The), Class A(1)	4,748	1,209,173

		6,879,192

Pharmaceuticals 5.3%
Aclaris Therapeutics, Inc.(1),(2),(3)	5,292	73,876
AstraZeneca PLC, ADR(1),(4)	39,300	2,596,551
Catalent, Inc.(2),(3)	3,155	338,500
Contra Zogenix, Inc.(2)	40,508	30,381
Eli Lilly & Co.(1)	16,361	5,304,727
Harmony Biosciences Holdings, Inc.(1),(2)	896	43,698
Intra-Cellular Therapies, Inc.(1),(2),(3)	1,407	80,312
Jazz Pharmaceuticals PLC(1),(2),(4)	7,748	1,208,766
Merck & Co., Inc.	25,023	2,281,347
Novo Nordisk A/S, ADR(1),(4)	2,107	234,783
Relmada Therapeutics, Inc.(1),(2)	7,081	134,468
Royalty Pharma PLC, Class A(1),(4)	14,780	621,351

		12,948,760

Professional Services 2.0%
KBR, Inc.(1),(3)	53,376	2,582,865
ManTech International Corp., Class A(1)	2,883	275,182
Nielsen Holdings PLC(1),(4)	83,881	1,947,717

		4,805,764

Real Estate Investment Trusts 65.0%
Acadia Realty Trust(1),(3)	439,557	6,865,880
Agree Realty Corp.(1)	52,279	3,770,884
American Campus Communities, Inc.(1)	32,826	2,116,292
Americold Realty Trust, Inc.(1)	373,467	11,218,949
AvalonBay Communities, Inc.(1)	11,213	2,178,125
Cousins Properties, Inc.(1),(3)	97,075	2,837,502
CubeSmart(1)	26,869	1,147,844
Douglas Emmett, Inc.(1)	272,262	6,093,224
Duke Realty Corp.(1)	35,511	1,951,329
Equity Residential(1)	25,254	1,823,844
Essential Properties Realty Trust, Inc.(1),(3)	311,003	6,683,454
Federal Realty OP L.P.(1)	29,290	2,804,225
Gaming and Leisure Properties, Inc.	92,882	4,259,569
Healthcare Trust of America, Inc., Class A(1)	83,690	2,335,788
Highwoods Properties, Inc.(1),(3)	395,119	13,509,119
Host Hotels & Resorts, Inc.(1)	119,952	1,880,847
Innovative Industrial Properties, Inc.(1)	62,785	6,898,188
InvenTrust Properties Corp.(1)	84,061	2,167,933
Kite Realty Group Trust(3)	73,825	1,276,434
LTC Properties, Inc.(1),(3)	82,823	3,179,575
LXP Industrial Trust(1)	4,105	44,088
Mid-America Apartment Communities, Inc.(1)	12,446	2,173,943
National Retail Properties, Inc.(1),(3)	120,264	5,171,352
National Storage Affiliates Trust(1)	230,282	11,530,220
NETSTREIT Corp.(1)	287,398	5,423,200
Newlake Capital Partners, Inc.(1)	25,873	478,650
Paramount Group, Inc.	72,470	523,958
Retail Opportunity Investments Corp.(1)	269,739	4,256,481
Rexford Industrial Realty, Inc.(1)	48,713	2,805,382
RPT Realty(1),(3)	243,421	2,392,828
Sabra Health Care REIT, Inc.(1)	756,456	10,567,690
SITE Centers Corp.(1)	98,304	1,324,155
Spirit Realty Capital, Inc.(1),(3)	82,120	3,102,494
Sun Communities, Inc.(1)	47,346	7,545,059
UDR, Inc.(1),(3)	61,939	2,851,672

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Ventas, Inc.(1),(3)	227,726	11,711,948
VICI Properties, Inc.(1)	17,655	525,942
Weyerhaeuser Co.(1),(3)	7,597	251,613

		157,679,680

Road & Rail 4.7%
ArcBest Corp.(1)	1,765	124,203
Canadian Pacific Railway Ltd.(1),(3),(4)	26,032	1,818,075
CSX Corp.(1)	123,036	3,575,426
Heartland Express, Inc.(1),(3)	7,068	98,316
JB Hunt Transport Services, Inc.(1)	14,050	2,212,454
Ryder System, Inc.(1)	1,464	104,032
Saia, Inc.(1),(2)	13,178	2,477,464
TFI International, Inc.(1),(4)	4,411	354,115
Uber Technologies, Inc.(1),(2)	10,577	216,405
Werner Enterprises, Inc.(1)	7,056	271,938
XPO Logistics, Inc.(1),(2)	5,293	254,911

		11,507,339

Semiconductors & Semiconductor Equipment 17.6%
Advanced Micro Devices, Inc.(1),(2)	11,500	879,405
Ambarella, Inc.(1),(2),(4)	18,557	1,214,741
Analog Devices, Inc.(1)	2,957	431,988
Applied Materials, Inc.(1),(3)	6,654	605,381
ASML Holding N.V.(1),(4)	874	415,919
Broadcom, Inc.(1),(3)	3,851	1,870,854
CMC Materials, Inc.(1)	5,905	1,030,363
Entegris, Inc.	1,780	163,991
GLOBALFOUNDRIES, Inc.(1),(2),(4)	7,149	288,391
Kulicke & Soffa Industries, Inc.(1)	6,644	284,430
Lam Research Corp.(1)	959	408,678
MACOM Technology Solutions Holdings, Inc.(1),(2)	13,989	644,893
Marvell Technology, Inc.(1),(3)	124,592	5,423,490
Micron Technology, Inc.(1),(3)	97,103	5,367,854
Monolithic Power Systems, Inc.(1),(3)	2,348	901,726
NeoPhotonics Corp.(1),(2),(3)	8,394	132,038
NVIDIA Corp.(1)	12,451	1,887,447
NXP Semiconductors N.V.(1),(4)	13,502	1,998,701
ON Semiconductor Corp.(1),(2),(3)	24,969	1,256,190
QUALCOMM, Inc.(1)	112,018	14,309,179
Silicon Laboratories, Inc.(1),(2),(3)	6,272	879,460
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(1),(4)	905	73,984
Ultra Clean Holdings, Inc.(1),(2)	16,513	491,592
Wolfspeed, Inc.(1),(2),(3)	28,410	1,802,615

		42,763,310

Software 32.6%
Alteryx, Inc., Class A(2),(3)	10,643	515,334
Asana, Inc., Class A(2),(3)	337	5,925
Atlassian Corp. PLC, Class A(1),(2),(4)	3,312	620,669
Autodesk, Inc.(1),(2)	446	76,694
Bill.com Holdings, Inc.(1),(2)	3,468	381,272
Braze, Inc., Class A(1),(2)	20,348	737,208
Cadence Design Systems, Inc.(1),(2)	6,428	964,393
CDK Global, Inc.(1)	14,743	807,474
Check Point Software Technologies Ltd.(1),(2),(4)	996	121,293
Cipher Mining, Inc.(1),(2)	386,478	529,475
Citrix Systems, Inc.(1),(3)	3,649	354,573
Crowdstrike Holdings, Inc., Class A(1),(2),(3)	5,590	942,250

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Software
CyberArk Software Ltd.(1),(2),(3),(4)	12,344	1,579,538
Datadog, Inc., Class A(1),(2),(3)	5,706	543,439
Descartes Systems Group, Inc. (The)(1),(2),(4)	1,764	109,474
Domo, Inc., Class B(1),(2),(3)	59,628	1,657,658
Dynatrace, Inc.(1),(2),(3)	15,858	625,440
Elastic N.V.(1),(2),(4)	667	45,136
Everbridge, Inc.(1),(2),(3)	22,585	629,896
Five9, Inc.(1),(2)	8,262	752,999
ForgeRock, Inc., Class A(1),(2)	43,703	936,118
Fortinet, Inc.(1),(2)	15,000	848,700
Freshworks, Inc., Class A(1),(2)	61,853	813,367
HubSpot, Inc.(1),(2),(3)	2,113	635,274
Intuit, Inc.(1),(3)	14,585	5,621,642
ironSource Ltd., Class A(1),(2),(4)	720,918	1,715,785
LiveRamp Holdings, Inc.(1),(2),(3)	115,227	2,974,009
Mandiant, Inc.(1),(2)	100,077	2,183,680
Manhattan Associates, Inc.(1),(2),(3)	25,379	2,908,433
Microsoft Corp.(1)	29,610	7,604,736
Momentive Global, Inc.(1),(2)	80,378	707,326
NCR Corp.(1),(2)	7,600	236,436
New Relic, Inc.(1),(2)	158	7,908
Nice Ltd., ADR(1),(2),(3),(4)	2,243	431,665
Nutanix, Inc., Class A(1),(2),(3)	10,525	153,981
Oracle Corp.(1),(3)	202,317	14,135,889
Palo Alto Networks, Inc.(1),(2),(3)	10,276	5,075,728
Ping Identity Holding Corp.(1),(2),(3)	34,506	625,939
Qualtrics International, Inc., Class A(1),(2)	28,868	361,139
Rapid7, Inc.(1),(2),(3)	4,338	289,778
RingCentral, Inc., Class A(2),(3)	7,672	400,939
Roper Technologies, Inc.(1)	3,246	1,281,034
Sailpoint Technologies Holdings, Inc.(1),(2),(3)	34,676	2,173,492
SentinelOne, Inc., Class A(1),(2),(3)	26,509	618,455
ServiceNow, Inc.(1),(2)	3,692	1,755,620
Smartsheet, Inc., Class A(1),(2)	7,001	220,041
Splunk, Inc.(1),(2),(3)	7,020	620,989
Sumo Logic, Inc.(1),(2),(3)	157,784	1,181,802
Synopsys, Inc.(1),(2)	3,467	1,052,928
Tenable Holdings, Inc.(1),(2)	89,298	4,055,022
Trade Desk, Inc. (The), Class A(1),(2),(3)	2,112	88,472
Tufin Software Technologies Ltd.(1),(2),(4)	56,061	704,126
Varonis Systems, Inc., Class B(2),(3)	25,335	742,822
Verint Systems, Inc.(1),(2)	36,350	1,539,423
VMware, Inc., Class A(1)	1,735	197,755
Vonage Holdings Corp.(1),(2)	40,616	765,205
Zendesk, Inc.(2),(3)	9,996	740,404
Zoom Video Communications, Inc., Class A(1),(2)	4,911	530,241
Zscaler, Inc.(1),(2),(3)	1,385	207,071

		79,143,514

Specialty Retail 4.9%
AutoZone, Inc.(1),(2)	1,450	3,116,224
Home Depot, Inc. (The)(1)	6,417	1,759,991
Lithia Motors, Inc., Class A(1)	16,718	4,594,274
Tractor Supply Co.(1)	9,091	1,762,290

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Specialty Retail
Ulta Beauty, Inc.(1),(2)	1,784	687,696

		11,920,475

Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.(1)	9,467	1,294,328
NetApp, Inc.(3)	6,649	433,781
Pure Storage, Inc., Class A(1),(2)	152,194	3,912,908
Turtle Beach Corp.(1),(2)	5,397	66,005
Western Digital Corp.(1),(2),(3)	11,524	516,621

		6,223,643

Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.(1),(2),(4)	2,706	110,973
Deckers Outdoor Corp.(1),(2)	5,411	1,381,699

		1,492,672

Thrifts & Mortgage Finance 0.8%
Mr. Cooper Group, Inc.(1),(2)	52,511	1,929,254

Trading Companies & Distributors 1.5%
Air Lease Corp., Class A(1),(3)	48,768	1,630,314
Ferguson PLC(1),(4)	4,942	547,129
Fortress Transportation and Infrastructure Investors LLC, Class A(1)	9,104	176,072
MSC Industrial Direct Co., Inc., Class A	2,648	198,891
United Rentals, Inc.(1),(2),(3)	2,131	517,641
Watsco, Inc.	706	168,607
WESCO International, Inc.(1),(2)	4,753	509,046

		3,747,700

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.(2)	174,048	60,917
T-Mobile U.S., Inc.(2),(3)	1,770	238,136

		299,053

Total Common Stocks (Cost $937,452,218)		855,605,642

Exchange-Traded Funds 23.3%
abrdn Platinum ETF Trust(1),(2)	7,918	657,986
Consumer Staples Select Sector SPDR Fund	358	25,840
Energy Select Sector SPDR Fund(1)	43,062	3,079,364
Invesco QQQ Trust, Series 1	91,116	25,537,993
Invesco S&P 500 Equal Weight ETF(1)	2,606	349,803
Invesco S&P 500 Low Volatility ETF	21,468	1,331,016
iShares 20+ Year Treasury Bond ETF(1)	4,652	534,375
iShares China Large-Cap ETF(1)	59,571	2,020,053
iShares Russell 2000 ETF(1)	44,725	7,574,626
KraneShares CSI China Internet ETF(1)	83,261	2,727,630
Kraneshares Global Carbon Strategy ETF(1),(2)	2,811	138,386
ProShares Ultra VIX Short-Term Futures ETF(1),(2)	145,581	2,115,292
ProShares UltraShort 20+ Year Treasury ETF(1),(2)	5,496	143,720
ProShares VIX Short-Term Futures ETF(1),(2)	45,834	836,471
SPDR S&P 500 ETF Trust	18,601	7,017,227
Utilities Select Sector SPDR Fund(1)	24,823	1,740,837

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Exchange-Traded Funds
VanEck Oil Services ETF(1)	3,220	748,972

Total Exchange-Traded Funds (Cost $56,985,945)		56,579,591

Closed-End Mutual Funds 0.3%
Sprott Physical Gold Trust(1),(2),(4)	50,597	717,465

Total Closed-End Mutual Funds (Cost $768,882)		717,465

Warrants 0.1%
Biotechnology 0.0%
EQRx, Inc.(1),(2)	33,681	30,235

Diversified Financial Services 0.0%
Aequi Acquisition Corp., Class A(1),(2)	8,874	603
Argus Capital Corp., Class A(1),(2)	50,166	9,772
Financial Strategies Acquisition Corp.(1),(2)	40,406	2,768
Gores Technology Partners II, Inc.(1),(2)	3,126	1,329
HumanCo Acquisition Corp., Class A(1),(2)	150,043	15,747

		30,219

Health Care Providers & Services 0.0%
Sema4 Holdings Corp.(1),(2)	304,201	71,487

Health Care Technology 0.0%
Multiplan Corp.(1),(2)	4,362	4,995

Life Sciences Tools & Services 0.1%
SomaLogic, Inc.(1),(2)	120,844	94,712

Total Warrants (Cost $1,398,799)		231,648

Rights 0.0%
Diversified Financial Services 0.0%
Financial Strategies Acquisition Corp.(1),(2)	40,406	4,257

Total Rights (Cost $9,508)		4,257

Total Long Investments (Cost $996,615,352)		913,138,603

Securities Sold Short (5)(303.5)%
Common Stocks (204.2)%
Aerospace & Defense (0.4)%
AeroVironment, Inc.	3,320	(272,904)
Boeing Co. (The)	4,574	(625,357)

		(898,261)

Air Freight & Logistics (3.2)%
Atlas Air Worldwide Holdings, Inc.	11,646	(718,675)
FedEx Corp.	10,541	(2,389,750)
Hub Group, Inc., Class A	2,635	(186,927)
United Parcel Service, Inc., Class B	23,843	(4,352,301)

		(7,647,653)

Airlines (0.4)%
American Airlines Group, Inc.	76,104	(964,999)

Automobiles (0.7)%
Stellantis N.V.(4)	52,903	(653,881)
Tesla, Inc.	1,531	(1,031,006)

		(1,684,887)

Banks (17.8)%
Bank OZK	70,696	(2,653,221)
BankUnited, Inc.	44,074	(1,567,712)
Citigroup, Inc.	52,555	(2,417,004)
Cullen/Frost Bankers, Inc.	6,530	(760,419)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Banks
East West Bancorp, Inc.	57,005	(3,693,924)
Fifth Third Bancorp	88,254	(2,965,334)
First Hawaiian, Inc.	50,937	(1,156,779)
Hilltop Holdings, Inc.	39,186	(1,044,699)
Huntington Bancshares, Inc.	125,315	(1,507,539)
JPMorgan Chase & Co.	34,418	(3,875,811)
KeyCorp	311,826	(5,372,762)
Pinnacle Financial Partners, Inc.	41,408	(2,994,213)
PNC Financial Services Group, Inc. (The)	6,710	(1,058,637)
Regions Financial Corp.	131,375	(2,463,281)
Simmons First National Corp., Class A	33,917	(721,075)
SVB Financial Group	5,825	(2,300,817)
Synovus Financial Corp.	31,685	(1,142,244)
Texas Capital Bancshares, Inc.	13,395	(705,113)
Truist Financial Corp.	79,441	(3,767,887)
United Community Banks, Inc.	35,044	(1,057,978)

		(43,226,449)

Beverages (6.6)%
Anheuser-Busch InBev S.A., ADR(4)	13,208	(712,572)
Brown-Forman Corp., Class B	14,124	(990,940)
Coca-Cola Co. (The)	87,847	(5,526,455)
Constellation Brands, Inc., Class A	10,597	(2,469,737)
Keurig Dr Pepper, Inc.	77,700	(2,749,803)
National Beverage Corp.	74,541	(3,648,036)

		(16,097,543)

Biotechnology (3.2)%
ADC Therapeutics S.A.(4)	14,028	(111,523)
Akero Therapeutics, Inc.	12,228	(115,555)
Allakos, Inc.	5,300	(16,589)
ALX Oncology Holdings, Inc.	10,560	(85,430)
Amgen, Inc.	7,297	(1,775,360)
Amicus Therapeutics, Inc.	21,111	(226,732)
Arcturus Therapeutics Holdings, Inc.	3,520	(55,405)
Arcus Biosciences, Inc.	3,520	(89,197)
Avidity Biosciences, Inc.	3,507	(50,957)
Beam Therapeutics, Inc.	2,293	(88,762)
Bicycle Therapeutics PLC, ADR(4)	7,056	(118,400)
Caribou Biosciences, Inc.	7,103	(38,569)
Cerevel Therapeutics Holdings, Inc.	1,756	(46,429)
Compass Pathways PLC, ADR(4)	10,501	(113,621)
Design Therapeutics, Inc.	12,310	(172,340)
Dyne Therapeutics, Inc.	5,261	(36,143)
Editas Medicine, Inc., Class A	8,770	(103,749)
EQRx, Inc.	14,080	(66,035)
Erasca, Inc.	28,187	(157,002)
Foghorn Therapeutics, Inc.	4,359	(59,282)
Generation Bio Co.	10,584	(69,431)
Graphite Bio, Inc.	7,048	(19,382)
IGM Biosciences, Inc.	3,524	(63,538)
Immunocore Holdings PLC, ADR(4)	5,286	(197,221)
Intellia Therapeutics, Inc.	1,408	(72,878)
Ionis Pharmaceuticals, Inc.	5,265	(194,910)
iTeos Therapeutics, Inc.	3,520	(72,512)
Kodiak Sciences, Inc.	8,775	(67,041)
Krystal Biotech, Inc.	725	(47,603)
Kymera Therapeutics, Inc.	5,283	(104,022)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Biotechnology
Ligand Pharmaceuticals, Inc.	1,448	(129,191)
MacroGenics, Inc.	7,016	(20,697)
Moderna, Inc.	13,267	(1,895,191)
Nkarta, Inc.	10,521	(129,619)
Novavax, Inc.	352	(18,103)
Praxis Precision Medicines, Inc.	3,510	(8,599)
Recursion Pharmaceuticals, Inc., Class A	14,080	(114,611)
Relay Therapeutics, Inc.	7,051	(118,104)
Rhythm Pharmaceuticals, Inc.	3,532	(14,658)
Rocket Pharmaceuticals, Inc.	7,020	(96,595)
Seres Therapeutics, Inc.	12,383	(42,474)
SQZ Biotechnologies Co.	35,261	(112,130)
Stoke Therapeutics, Inc.	3,523	(46,539)
Sutro Biopharma, Inc.	7,014	(36,543)
Taysha Gene Therapies, Inc.	5,286	(19,664)
Ultragenyx Pharmaceutical, Inc.	705	(42,060)
uniQure N.V.(4)	5,243	(97,729)
Verve Therapeutics, Inc.	8,775	(134,082)
Y-mAbs Therapeutics, Inc.	5,229	(79,115)
Zentalis Pharmaceuticals, Inc.	3,522	(98,968)

		(7,690,290)

Building Products (1.1)%
AO Smith Corp.	6,995	(382,487)
Carlisle Cos., Inc.	4,939	(1,178,495)
Johnson Controls International PLC(4)	11,618	(556,270)
Lennox International, Inc.	1,185	(244,809)
Masco Corp.	4,002	(202,501)

		(2,564,562)

Capital Markets (8.2)%
Ameriprise Financial, Inc.	9,878	(2,347,803)
Bank of New York Mellon Corp. (The)	69,101	(2,882,203)
Coinbase Global, Inc., Class A	19,723	(927,375)
Cowen, Inc., Class A	63,540	(1,505,263)
FactSet Research Systems, Inc.	581	(223,435)
Federated Hermes, Inc.	22,945	(729,422)
Moelis & Co., Class A	56,448	(2,221,229)
Morgan Stanley	50,540	(3,844,072)
SEI Investments Co.	28,224	(1,524,660)
T Rowe Price Group, Inc.	33,483	(3,804,004)

		(20,009,466)

Chemicals (4.7)%
Albemarle Corp.	2,182	(455,994)
Corteva, Inc.	14,666	(794,017)
Dow, Inc.	17,266	(891,098)
Ecolab, Inc.	1,324	(203,578)
GCP Applied Technologies, Inc.	23,848	(745,966)
LyondellBasell Industries N.V., Class A(4)	48,760	(4,264,550)
Methanex Corp.(4)	39,744	(1,519,413)
PPG Industries, Inc.	5,652	(646,250)
Scotts Miracle-Gro Co. (The)	4,068	(321,331)
Westlake Corp.	14,936	(1,464,027)

		(11,306,224)

Commercial Services & Supplies (1.2)%
Cintas Corp.	546	(203,947)
Republic Services, Inc., Class A	4,941	(646,629)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Commercial Services & Supplies
Ritchie Bros Auctioneers, Inc.(4)	16,160	(1,051,370)
Tetra Tech, Inc.	6,808	(929,632)

		(2,831,578)

Communications Equipment (1.9)%
Cisco Systems, Inc.	13,560	(578,198)
Lumentum Holdings, Inc.	31,892	(2,532,863)
Viasat, Inc.	49,072	(1,503,075)

		(4,614,136)

Construction & Engineering (1.7)%
AECOM	22,963	(1,497,647)
Quanta Services, Inc.	21,533	(2,698,946)

		(4,196,593)

Construction Materials (0.6)%
Martin Marietta Materials, Inc.	3,796	(1,135,915)
Vulcan Materials Co.	2,124	(301,820)

		(1,437,735)

Consumer Finance (4.7)%
Capital One Financial Corp.	37,065	(3,861,802)
Discover Financial Services	16,058	(1,518,766)
Navient Corp.	106,095	(1,484,269)
SoFi Technologies, Inc.	21,479	(113,194)
Synchrony Financial	162,019	(4,474,965)

		(11,452,996)

Containers & Packaging (1.6)%
Amcor PLC(4)	47,309	(588,051)
Ball Corp.	31,637	(2,175,676)
Crown Holdings, Inc.	11,080	(1,021,244)

		(3,784,971)

Distributors (0.9)%
Genuine Parts Co.	16,162	(2,149,546)

Diversified Telecommunication Services (0.3)%
Verizon Communications, Inc.	13,793	(699,995)

Electric Utilities (0.1)%
Duke Energy Corp.	2,442	(261,807)

Electrical Equipment (1.4)%
Eaton Corp. PLC(4)	18,560	(2,338,374)
Rockwell Automation, Inc.	4,570	(910,847)
Vertiv Holdings Co., Class A	14,112	(116,001)

		(3,365,222)

Electronic Equipment, Instruments & Components (0.4)%
908 Devices, Inc.	7,014	(144,418)
Cognex Corp.	8,114	(345,008)
Corning, Inc.	17,924	(564,785)

		(1,054,211)

Energy Equipment & Services (1.7)%
Baker Hughes Co., Class A	34,165	(986,344)
Nov, Inc.	184,083	(3,112,843)
ProPetro Holding Corp.	1,742	(17,420)

		(4,116,607)

Entertainment (0.6)%
Live Nation Entertainment, Inc.	7,460	(616,047)
Roku, Inc.	4,499	(369,548)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Entertainment
Spotify Technology S.A.(4)	2,533	(237,671)
Walt Disney Co. (The)	1,666	(157,270)

		(1,380,536)

Food & Staples Retailing (2.3)%
Casey’s General Stores, Inc.	2,826	(522,754)
Kroger Co. (The)	24,434	(1,156,461)
Sysco Corp.	41,799	(3,540,793)
Walgreens Boots Alliance, Inc.	9,271	(351,371)

		(5,571,379)

Food Products (11.2)%
Archer-Daniels-Midland Co.	45,605	(3,538,948)
B&G Foods, Inc.	53,491	(1,272,016)
Beyond Meat, Inc.	23,472	(561,920)
Campbell Soup Co.	20,323	(976,520)
Conagra Brands, Inc.	119,962	(4,107,499)
Flowers Foods, Inc.	119,109	(3,134,949)
General Mills, Inc.	20,794	(1,568,907)
Kellogg Co.	89,266	(6,368,236)
McCormick & Co., Inc.	52,884	(4,402,593)
Nomad Foods Ltd.(4)	55,722	(1,113,883)

		(27,045,471)

Health Care Equipment & Supplies (2.0)%
Abbott Laboratories	11,375	(1,235,894)
Becton Dickinson and Co.	2,993	(737,864)
Boston Scientific Corp.	927	(34,549)
Medtronic PLC(4)	21,285	(1,910,329)
Novocure Ltd.(4)	1,053	(73,184)
STERIS PLC(4)	1,741	(358,907)
Stryker Corp.	2,515	(500,309)

		(4,851,036)

Health Care Providers & Services (5.2)%
Acadia Healthcare Co., Inc.	8,310	(562,005)
AmerisourceBergen Corp., Class A	12,472	(1,764,539)
Cardinal Health, Inc.	21,839	(1,141,525)
DaVita, Inc.	5,915	(472,963)
Elevance Health, Inc.	3,786	(1,827,048)
Fresenius Medical Care AG & Co. KGaA, ADR(4)	10,555	(263,242)
HCA Healthcare, Inc.	6,656	(1,118,607)
HealthEquity, Inc.	7,745	(475,466)
Laboratory Corp. of America Holdings	7,498	(1,757,231)
LHC Group, Inc.	3,539	(551,164)
Quest Diagnostics, Inc.	4,388	(583,516)
UnitedHealth Group, Inc.	2,761	(1,418,132)
Universal Health Services, Inc., Class B	6,702	(674,958)

		(12,610,396)

Health Care Technology (0.4)%
Certara, Inc.	5,288	(113,480)
Change Healthcare, Inc.	12,367	(285,183)
Schrodinger, Inc.	7,048	(186,138)
Teladoc Health, Inc.	6,061	(201,286)
Veeva Systems, Inc., Class A	668	(132,291)

		(918,378)

Hotels, Restaurants & Leisure (7.7)%
Bloomin’ Brands, Inc.	14,056	(233,611)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Carnival Corp.(4)	268,133	(2,319,351)
Cedar Fair L.P.	16,076	(705,897)
Cheesecake Factory, Inc. (The)	120,417	(3,181,417)
Cracker Barrel Old Country Store, Inc.	35,374	(2,953,375)
Hilton Grand Vacations, Inc.	20,463	(731,143)
Marriott International, Inc., Class A	17,523	(2,383,303)
McDonald’s Corp.	1,723	(425,374)
MGM Resorts International	43,066	(1,246,761)
Papa John’s International, Inc.	26,659	(2,226,560)
Penn National Gaming, Inc.	13,621	(414,351)
Rush Street Interactive, Inc.	6,626	(30,943)
SeaWorld Entertainment, Inc.	1,411	(62,338)
Starbucks Corp.	4,046	(309,074)
Wingstop, Inc.	18,946	(1,416,592)

		(18,640,090)

Household Durables (1.8)%
Helen of Troy Ltd.(4)	4,666	(757,805)
Newell Brands, Inc.	138,904	(2,644,732)
Whirlpool Corp.	6,584	(1,019,664)

		(4,422,201)

Household Products (3.4)%
Clorox Co. (The)	58,149	(8,197,846)

Industrial Conglomerates (4.3)%
3M Co.	40,877	(5,289,892)
General Electric Co.	35,903	(2,285,944)
Honeywell International, Inc.	16,764	(2,913,751)

		(10,489,587)

Insurance (0.3)%
First American Financial Corp.	14,116	(747,019)

Interactive Media & Services (0.2)%
Pinterest, Inc., Class A	29,925	(543,438)
Snap, Inc., Class A	3,875	(50,879)

		(594,317)

Internet & Direct Marketing Retail (1.1)%
DoorDash, Inc., Class A	4,338	(278,369)
eBay, Inc.	21,186	(882,821)
Etsy, Inc.	17,493	(1,280,663)
Fiverr International Ltd.(4)	6,637	(228,246)
Wayfair, Inc., Class A	327	(14,244)

		(2,684,343)

IT Services (0.9)%
Cloudflare, Inc., Class A	2,648	(115,850)
Shift4 Payments, Inc., Class A	7,748	(256,149)
Snowflake, Inc., Class A	644	(89,555)
Squarespace, Inc., Class A	5,176	(108,282)
Western Union Co. (The)	83,937	(1,382,442)
Wix.com Ltd.(4)	1,656	(108,551)

		(2,060,829)

Life Sciences Tools & Services (2.0)%
10X Genomics, Inc., Class A	702	(31,765)
Adaptive Biotechnologies Corp.	7,020	(56,792)
Agilent Technologies, Inc.	9,947	(1,181,405)
Charles River Laboratories International, Inc.	2,548	(545,196)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Life Sciences Tools & Services
Danaher Corp.	3,909	(991,010)
ICON PLC, ADR(4)	3,354	(726,812)
Illumina, Inc.	1,987	(366,323)
Olink Holding AB, ADR(4)	15,087	(229,322)
PerkinElmer, Inc.	4,322	(614,675)
Quanterix Corp.	9,548	(154,582)
Seer, Inc., Class A	7,056	(63,151)

		(4,961,033)

Machinery (7.5)%
Allison Transmission Holdings, Inc.	9,528	(366,352)
Caterpillar, Inc.	34,479	(6,163,466)
Deere & Co.	2,824	(845,703)
Dover Corp.	6,178	(749,515)
Gates Industrial Corp. PLC(4)	39,682	(428,962)
Illinois Tool Works, Inc.	2,003	(365,047)
Ingersoll Rand, Inc.	25,203	(1,060,542)
Kennametal, Inc.	4,807	(111,667)
Lincoln Electric Holdings, Inc.	15,171	(1,871,495)
Manitowoc Co., Inc. (The)	6,512	(68,571)
Oshkosh Corp.	1,636	(134,381)
PACCAR, Inc.	10,594	(872,310)
Parker-Hannifin Corp.	3,068	(754,881)
Pentair PLC(4)	19,861	(909,038)
Stanley Black & Decker, Inc.	3,204	(335,971)
Terex Corp.	3,297	(90,239)
Timken Co. (The)	2,130	(112,997)
Westinghouse Air Brake Technologies Corp.	30,220	(2,480,458)
Xylem, Inc.	6,574	(513,955)

		(18,235,550)

Marine (0.7)%
Kirby Corp.	26,687	(1,623,637)

Media (1.7)%
Charter Communications, Inc., Class A	1,553	(727,627)
Interpublic Group of Cos., Inc. (The)	35,280	(971,259)
Omnicom Group, Inc.	26,640	(1,694,570)
Paramount Global, Class B	33,525	(827,397)

		(4,220,853)

Metals & Mining (8.9)%
BHP Group Ltd., ADR(4)	93,391	(5,246,706)
Freeport-McMoRan, Inc.	137,715	(4,029,541)
Hudbay Minerals, Inc.(4)	88,000	(359,040)
Nucor Corp.	5,201	(543,036)
Rio Tinto PLC, ADR(4)	80,679	(4,921,419)
Southern Copper Corp.	15,504	(772,254)
Steel Dynamics, Inc.	33,273	(2,201,009)
Teck Resources Ltd., Class B(4)	36,952	(1,129,623)
United States Steel Corp.	27,943	(500,459)
Vale S.A., ADR(4)	134,847	(1,972,812)

		(21,675,899)

Multi-Utilities (0.2)%
Consolidated Edison, Inc.	2,746	(261,145)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Multi-Utilities
Dominion Energy, Inc.	3,268	(260,819)

		(521,964)

Multiline Retail (1.4)%
Dollar General Corp.	13,411	(3,291,596)

Oil, Gas & Consumable Fuels (14.2)%
APA Corp.	51,733	(1,805,482)
BP PLC, ADR(4)	78,905	(2,236,957)
Canadian Natural Resources Ltd.(4)	51,338	(2,755,824)
Cenovus Energy, Inc.(4)	172,885	(3,286,544)
CNX Resources Corp.	155,973	(2,567,316)
Comstock Resources, Inc.	102,691	(1,240,507)
Coterra Energy, Inc.	63,796	(1,645,299)
Delek US Holdings, Inc.	2,326	(60,104)
EQT Corp.	68,426	(2,353,854)
Equinor ASA, ADR(4)	68,494	(2,380,851)
Hess Corp.	23,617	(2,501,985)
HF Sinclair Corp.	6,855	(309,572)
Laredo Petroleum, Inc.	14,408	(993,287)
Ovintiv, Inc.	45,241	(1,999,200)
PBF Energy, Inc., Class A	16,716	(485,098)
Shell PLC, ADR(4)	37,226	(1,946,547)
Suncor Energy, Inc.(4)	98,395	(3,450,713)
TotalEnergies S.E., ADR(4)	42,312	(2,227,304)
Woodside Energy Group Ltd., ADR(4)	12,658	(272,906)

		(34,519,350)

Paper & Forest Products (0.0)%
West Fraser Timber Co., Ltd.(4)	1,234	(94,685)

Personal Products (0.1)%
Edgewell Personal Care Co.	10,151	(350,413)

Pharmaceuticals (4.1)%
Athira Pharma, Inc.	1,764	(5,380)
Bristol-Myers Squibb Co.	7,706	(593,362)
Elanco Animal Health, Inc.	4,925	(96,678)
Esperion Therapeutics, Inc.	17,550	(111,618)
GSK PLC, ADR(4)	19,360	(842,741)
Johnson & Johnson	11,072	(1,965,391)
Merck & Co., Inc.	7,999	(729,269)
Nektar Therapeutics, Class A	10,444	(39,687)
Novartis AG, ADR(4)	16,536	(1,397,788)
Organon & Co.	20,010	(675,338)
Pfizer, Inc.	42,603	(2,233,675)
Sanofi, ADR(4)	15,840	(792,475)
Ventyx Biosciences, Inc.	3,854	(47,134)
Zoetis, Inc.	3,071	(527,874)

		(10,058,410)

Real Estate Investment Trusts (40.7)%
Boston Properties, Inc.	35,584	(3,166,264)
Brixmor Property Group, Inc.	156,784	(3,168,605)
Camden Property Trust	16,310	(2,193,369)
CareTrust REIT, Inc.	220,845	(4,072,382)
Corporate Office Properties Trust	436,045	(11,420,019)
EastGroup Properties, Inc.	7,966	(1,229,393)
Equity LifeStyle Properties, Inc.	25,826	(1,819,958)
Essex Property Trust, Inc.	11,030	(2,884,455)
Extra Space Storage, Inc.	56,827	(9,667,409)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Four Corners Property Trust, Inc.	14,339	(381,274)
Gaming and Leisure Properties, Inc.	13,700	(628,282)
Healthcare Realty Trust, Inc.	34,980	(951,456)
Healthpeak Properties, Inc.	157,254	(4,074,451)
Invitation Homes, Inc.	88,285	(3,141,180)
Kimco Realty Corp.	364,695	(7,210,020)
National Health Investors, Inc.	25,550	(1,548,585)
Omega Healthcare Investors, Inc.	184,678	(5,206,073)
Paramount Group, Inc.	57,710	(417,243)
Phillips Edison & Co., Inc.	122,729	(4,100,376)
Physicians Realty Trust	343,144	(5,987,863)
Piedmont Office Realty Trust, Inc., Class A	17,623	(231,214)
Prologis, Inc.	16,868	(1,984,520)
Realty Income Corp.	101,879	(6,954,260)
Regency Centers Corp.	59,705	(3,541,104)
Simon Property Group, Inc.	240	(22,781)
Sunstone Hotel Investors, Inc.	52,992	(525,681)
Urban Edge Properties	142,533	(2,167,927)
Vornado Realty Trust	75,620	(2,161,976)
WP Carey, Inc.	96,229	(7,973,535)

		(98,831,655)

Real Estate Management & Development (0.1)%
Zillow Group, Inc., Class C	5,228	(165,989)

Road & Rail (4.5)%
Canadian National Railway Co.(4)	1,412	(158,808)
Covenant Logistics Group, Inc., Class A	12,358	(310,062)
Knight-Swift Transportation Holdings, Inc.	108,144	(5,005,986)
Landstar System, Inc.	706	(102,666)
Old Dominion Freight Line, Inc.	16,399	(4,202,736)
Schneider National, Inc., Class B	16,949	(379,319)
Union Pacific Corp.	3,590	(765,675)

		(10,925,252)

Semiconductors & Semiconductor Equipment (2.8)%
Entegris, Inc.	4,426	(407,767)
Intel Corp.	37,004	(1,384,320)
Microchip Technology, Inc.	8,840	(513,427)
MKS Instruments, Inc.	468	(48,031)
Texas Instruments, Inc.	26,168	(4,020,713)
Tower Semiconductor Ltd.(4)	7,260	(335,267)

		(6,709,525)

Software (1.0)%
Adobe, Inc.	389	(142,397)
AppLovin Corp., Class A	1,710	(58,892)
Ceridian HCM Holding, Inc.	923	(43,455)
DoubleVerify Holdings, Inc.	4,207	(95,373)
JFrog Ltd.(4)	5,607	(118,139)
KnowBe4, Inc., Class A	27,914	(436,017)
Monday.com Ltd.(4)	671	(69,220)
Palantir Technologies, Inc., Class A	20,781	(188,484)
Pegasystems, Inc.	21,078	(1,008,372)
Qualys, Inc.	33	(4,163)
Salesforce, Inc.	265	(43,736)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Common Stocks
Software
Unity Software, Inc.	3,437	(126,550)

		(2,334,798)

Specialty Retail (4.0)%
AutoNation, Inc.	8,755	(978,459)
Best Buy Co., Inc.	3,268	(213,041)
Carvana Co., Class A	24,570	(554,791)
Foot Locker, Inc.	26,516	(669,529)
Lowe’s Cos., Inc.	9,996	(1,746,001)
Murphy USA, Inc.	706	(164,406)
O’Reilly Automotive, Inc.	1,842	(1,163,702)
Penske Automotive Group, Inc.	32,000	(3,350,080)
TJX Cos., Inc. (The)	3,927	(219,323)
Williams-Sonoma, Inc.	6,775	(751,686)

		(9,811,018)

Technology Hardware, Storage & Peripherals (4.2)%
HP, Inc.	308,772	(10,121,546)

Tobacco (0.4)%
Altria Group, Inc.	20,390	(851,690)

Trading Companies & Distributors (1.5)%
Fastenal Co.	6,790	(338,957)
MRC Global, Inc.	74,953	(746,532)
Triton International Ltd.(4)	28,499	(1,500,472)
WW Grainger, Inc.	2,447	(1,111,990)

		(3,697,951)

Total Common Stocks (Proceeds $521,587,607)		(495,271,973)

Exchange-Traded Funds (99.3)%
ARK Genomic Revolution ETF	650	(20,469)
Communication Services Select Sector SPDR Fund	48,531	(2,633,777)
Consumer Discretionary Select Sector SPDR Fund	7,637	(1,049,935)
Consumer Staples Select Sector SPDR Fund	33,510	(2,418,752)
Energy Select Sector SPDR Fund	47,118	(3,369,408)
Health Care Select Sector SPDR Fund	53,389	(6,846,605)
Industrial Select Sector SPDR Fund	29,033	(2,535,742)
Invesco QQQ Trust, Series 1	215,753	(60,471,251)
iShares Biotechnology ETF	15,278	(1,797,151)
iShares Cohen & Steers REIT ETF	10,718	(651,333)
iShares Expanded Tech-Software Sector ETF	55,385	(14,932,350)
iShares MSCI Eurozone ETF	84,003	(3,053,509)
iShares MSCI Germany ETF	46,696	(1,074,475)
iShares MSCI Mexico ETF	30,340	(1,413,541)
iShares Russell 1000 Growth ETF	13,436	(2,938,453)
iShares Russell 2000 ETF	198,480	(33,614,573)
iShares Russell 2000 Growth ETF	14,609	(3,013,983)
iShares S&P Mid-Cap 400 Growth ETF	28,530	(1,818,217)
iShares U.S. Home Construction ETF	3,578	(187,845)
iShares U.S. Real Estate ETF	36,518	(3,358,926)
iShares U.S. Technology ETF	127,533	(10,196,263)
iShares U.S. Transportation ETF	11,189	(2,382,138)
Materials Select Sector SPDR Fund	11,302	(831,827)
SPDR S&P 500 ETF Trust	80,904	(30,521,034)
SPDR S&P Biotech ETF	25,761	(1,913,269)
SPDR S&P Homebuilders ETF	42,244	(2,311,169)
SPDR S&P Metals & Mining ETF	48,373	(2,099,388)
SPDR S&P MidCap 400 ETF Trust	7,151	(2,956,867)
SPDR S&P Oil & Gas Exploration & Production ETF	30,964	(3,699,579)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

Investments	Shares	Value
Exchange-Traded Funds
SPDR S&P Retail ETF	16,566	(963,479)
SPDR S&P Semiconductor ETF	1,808	(274,310)
Technology Select Sector SPDR Fund	6,503	(826,661)
U.S. Global Jets ETF	94,725	(1,562,963)
VanEck Gold Miners ETF	4,900	(134,162)
VanEck Semiconductor ETF	62,614	(12,756,350)
Vanguard Real Estate ETF	222,167	(20,241,635)

Total Exchange-Traded Funds (Proceeds $253,990,886)		(240,871,389)

Total Securities Sold Short (Proceeds $775,578,493)		(736,143,362)

Total Investments, net of securities sold short (Cost $221,036,859) 73.0%		176,995,241
Other assets, less liabilities 27.0%		65,567,628

Net Assets 100.0%		$242,562,869

 The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of June 30, 2022, is $659,101,721.
(2)	Non-income producing.
(3)	All or a portion of this security is on loan.
(4)	Foreign security.
(5)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

June 30, 2022

At June 30, 2022, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	813,000	857,375	7/29/22	$—	$(4,944)
Buy: USD / Sell: EUR	State Street Bank & Trust Co.	Sell	354,000	374,204	7/29/22	3,035	—

Total Forward Currency Exchange Contracts						$3,035	$(4,944)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2022
Weiss Strategic Interval Fund
ASSETS:

Investments, at value (cost $996,615,352)	$913,138,603
Cash	62,928,652
Foreign currency, at value (Cost $201,583)	202,136
Receivable for forward currency exchange contracts	3,035
Receivable for investments sold	168,552,655
Dividends receivable (Net of foreign withholding taxes of $6,153)	1,688,458
Receivable for excise tax	3,469,886
Prepaid expenses	39,873
Total assets	1,150,023,298
LIABILITIES:

Securities sold short, at value (proceeds of $775,578,493)	736,143,362
Payable for investments purchased	168,384,946
Dividends on securities sold short payable	1,226,692
Payable for management fees (see Note 4)	850,165
Payable for borrowing fees on securities sold short	616,885
Payable for audit fees	92,974
Payable for fund administration and fund accounting fees	72,984
Payable for custody fees	37,956
Payable for transfer agent fees and expenses	10,292
Payable for compliance fees	8,237
Payable for legal fees	7,329
Payable for forward currency exchange contracts	4,944
Accrued expenses and other liabilities	3,663
Total liabilities	907,460,429
NET ASSETS	$242,562,869
NET ASSETS CONSISTS OF:

Paid-in capital	$783,641,911
Total Distributable Earnings (Loss)	(278,027,264)
Loans receivable from sole shareholder	(262,339,134)
Accrued interest on loans receivable from sole shareholder	(712,644)
Total net assets	$242,562,869
Shares issued and outstanding (unlimited shares authorized)	69,360,328
Net asset value and offering price per share	$3.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2022

Weiss Strategic Interval Fund
INVESTMENT INCOME:

Dividend income on long positions (net of foreign withholding taxes of $68,092)	$9,658,022
Other income	17,210
Total investment income	9,675,232
EXPENSES:

Dividends on securities sold short	10,006,670
Management fees (see Note 4)	5,729,660
Borrowing expenses on securities sold short	4,300,200
Audit fees	78,474
Administration and fund accounting fees	89,048
Custodian fees	49,721
Trustees’ fees	52,068
Insurance fees	32,401
Compliance fees	25,320
Transfer agent fees	12,397
Legal fees	2,528
Reports to shareholders	3,981
Miscellaneous fees	1,481
Total expenses	20,383,949
Net investment loss	(10,708,717)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:
Investment transactions	(94,268,552)
Securities sold short	120,202,589
Forward currency contracts	(268,986)
Foreign currency related transactions	(2,576)
Net realized gain (loss)	25,662,475
Net change in unrealized appreciation/depreciation:
Investment transactions	(129,822,428)
Securities sold short	77,089,648
Forward currency contracts	37,675
Translation of assets and liabilities denominated in foreign currencies	436
Net change in unrealized appreciation/depreciation	(52,694,669)
Net realized gain (loss) and change in unrealized appreciation/depreciation on investments	(27,032,194)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,740,911)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Weiss Strategic Interval Fund

	For the Six Months Ended June 30, 2022 (unaudited)	For the Year Ended December 31, 2021

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(10,708,717)	$(44,834,224)
Net realized gain (loss) on investment transactions, securities sold short, forward currency contracts and foreign currency related transactions	25,662,475	143,617,311
Net change in unrealized appreciation/depreciation on investment transactions, securities sold short, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(52,694,669)	(37,138,846)

Net increase in net assets resulting from operations	(37,740,911)	61,644,241

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Distributable earnings	–	(215,931,030)

Total distributions to shareholders	–	(215,931,030)

CAPITAL SHARE TRANSACTIONS AND LOANS TO SOLE SHAREHOLDER:

Net proceeds from sale of shares	–	80,000,000
Reinvestment of distributions	–	215,931,030
Cost of shares redeemed	(100,000,000)	(50,000,000)
Issuance of loans to sole shareholder	–	(114,000,000)
Principal payment of loans by sole shareholder	150,000,000	50,000,000
Interest payments from loans to sole shareholder	515,320	2,228,428

Net increase in net assets resulting from capital share transactions and loans to sole shareholder	50,515,320	184,159,458

Net Increase in Net Assets	12,774,409	29,872,669

NET ASSETS:

Beginning of period	$229,788,460	$199,915,791
End of period	$242,562,869	$229,788,460
SHARES ISSUED AND REDEEMED:

Shares outstanding, beginning of period	82,393,676	51,497,763
Shares sold	–	7,214,554
Shares issued from reinvestment of distributions	–	28,006,619
Shares redeemed	(13,033,348)	(4,325,260)

Shares outstanding, end of period	69,360,328	82,393,676

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended June 30, 2022

		Weiss Strategic Interval Fund
CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets resulting from operations		$(37,740,911)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of investments		(5,880,165,942)
Proceeds from sales of investments		5,880,355,382
Proceeds from securities sold short		8,617,341,840
Purchases to cover securities sold short		(8,638,829,539)
Net change in unrealized appreciation/depreciation on investments		129,822,428
Net change in unrealized appreciation/depreciation on securities sold short		(77,089,648)
Net change in unrealized appreciation/depreciation on forward currency exchange contracts		(37,675)
Net realized loss on investments		94,268,552
Net realized gain on securities sold short		(120,202,589)
(Increases) Decreases in operating assets

Increase in receivable for excise tax		(17,209)
Increase in receivable for investments sold		(83,471,879)
Decrease in dividends receivable		509,967
Increase in prepaid expenses		(34,549)
Increases (Decreases) in operating liabilities

Increase in payable for investments purchased		80,804,520
Decrease in dividends payable		(857,481)
Decrease in payable for management fees		(231,368)
Decrease in payable for borrowing fees on securities sold short		(89,329)
Decrease in payable for audit fees		(34,026)
Increase in payable for fund administration and fund accounting fees		42,925
Increase in payable for legal fees		2,437
Increase in payable for transfer agent fees and expenses		6,148
Decrease in payable for incentive fees		(144,287)
Increase in payable for custody fees		22,658
Decrease in accrued expenses and other liabilities		(1,520)
Increase in payable for compliance fees		4,070
Net cash used in operating activities		$(35,767,025)
CASH FLOWS FROM FINANCING ACTIVITIES:

Principal payment of loans by sole shareholder		150,000,000
Cost of shares redeemed		(100,000,000)
Proceeds from interest on loans to sole shareholder		515,320
Net cash provided by financing activities		$50,515,320
Net change in cash		$14,748,295
CASH:

Beginning Balance, Cash		$48,382,493
Ending Balance, Cash		$63,130,788

At June 30, 2022 and December 31, 2021 the below amounts are included in cash:
	2022	2021
Cash	$62,928,652	$48,382,425
Foreign currency, at value	$202,136	$68
	$63,130,788	$48,382,493

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Weiss Strategic Interval Fund

	For the Six Months Ended June 30, 2022 (unaudited)		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Period Ended December 31, 2018(1)
PER SHARE DATA(2)
Net asset value, beginning of period	$2.79		$3.88	$4.57	$6.75	$10.00
INVESTMENT OPERATIONS:
Net investment loss(3)	(0.14)		(0.80)	(1.28)	(0.50)	(0.96)
Net realized and unrealized gain on investments	(1.14)		1.84	5.11	1.94	2.72
Total from investment operations	(1.28)		1.04	3.83	1.44	1.76
LESS DISTRIBUTIONS FROM:
Net investment income(4)	—		(3.97)	(2.78)	(0.61)	(1.66)
LESS TRANSACTIONS FROM:
Loans to sole shareholder	1.99		1.84	(1.74)	(3.01)	(3.35)
Total dividends and distributions to shareholders	1.99		(2.13)	(4.52)	(3.62)	(5.01)
Net asset value, end of period	$3.50		$2.79	$3.88	$4.57	$6.75
TOTAL RETURN BEFORE INCENTIVE FEES(5)	(45.97)%	(6)	33.19%	113.68%	27.39%	23.59%	(6)
TOTAL RETURN AFTER INCENTIVE FEES(5)	(46.00)%	(6)	26.76%	83.80%	21.38%	17.59%	(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$242,563		$229,788	$199,916	$158,202	$127,987
Ratio of gross expenses to average net assets(7)	6.83%	(8)	21.08%	39.39%	29.91%	25.44%	(8)
Ratio of dividends and borrowing expense on securities sold short to average net assets	4.79%	(8)	11.70%	16.77%	20.89%	15.13%	(8)
Ratio of operating expenses to average net assets excluding dividends and borrowing expense on securities sold short(7)	2.04%	(8)	4.29%	5.02%	3.71%	5.03%	(8)
Ratio of incentive fees to average net assets(7)	0.00%	(8)	5.09%	17.60%	5.32%	5.28%	(8)
Ratio of net investment loss to average net assets(7)	(3.59)%	(8)	(14.39)%	(28.34)%	(10.38)%	(12.51)%	(8)
Portfolio turnover rate(9)	527%		1,048%	1,298%	887%	938%	(6)

(1)	Inception date of the Fund was February 1, 2018.
(2)	For a share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Includes short-term capital gains, if any.
(5)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemptions on the last day of the period and is not annualized.

(6)	Not annualized for periods less than one year.
(7)

These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)	Annualized for periods less than one year.
(9)

The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions and short-term securities with maturities less than or equal to 365 days). The denominator includes the average fair value of long positions throughout the periods.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

June 30, 2022 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), a Bermuda-based reinsurance company, Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund. During the six months ended June 30, 2022, the Fund did not incur any organization or offering costs.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

Security Transactions, Investment Income and Expenses

The Fund records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date, or when the Fund first learns of the ex-date dividend notification, and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

Offsetting of Amounts Related to Certain Contracts

Amounts due from and to brokers are presented on a gross basis, by counterparty, even if the Fund has the legal right to offset. The Fund presents on a gross basis the fair value amounts recognized for OTC derivatives executed with the same counterparty under the same master netting agreement, even though such positions may qualify for net presentation. Fair value amounts recognized for exchange traded future contracts executed with the same broker are presented on a gross basis even if the Fund has the legal right to offset. The Fund has elected not to offset fair value amounts recognized for cash collateral receivables and payables against fair value amounts recognized for net derivative positions executed with the same counterparty under the same master netting arrangement.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. Certain securities held at June 30, 2022 are pledged as collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for securities sold short.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange is closed for trading.

Distributions

The Fund intends to declare income dividends and distribute them to the sole shareholder monthly at rates that reflect the past and projected net income of the Fund. Subject to applicable law, the Fund may fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The Fund will pay the sole shareholder at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. Distributions received from real estate investment trusts may be classified as dividends, capital gains, and/or return of capital.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of June 30, 2022, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Aerospace & Defense	$4,416,896	$—	$—	$4,416,896
Air Freight & Logistics	11,380,951	—	—	11,380,951
Airlines	849,312	—	—	849,312
Auto Components	2,943,520	—	—	2,943,520
Automobiles	1,290,186	—	—	1,290,186
Banks	55,386,005	—	—	55,386,005
Beverages	15,871,650	—	—	15,871,650
Biotechnology	14,665,256	—	—	14,665,256
Building Products	5,219,442	—	—	5,219,442
Capital Markets	13,098,576	—	—	13,098,576
Chemicals	6,212,189	—	—	6,212,189
Commercial Services & Supplies	2,967,523	—	—	2,967,523
Communications Equipment	48,118,855	—	—	48,118,855
Construction & Engineering	931,175	—	—	931,175
Construction Materials	1,516,417	—	—	1,516,417
Consumer Finance	8,317,999	—	—	8,317,999
Containers & Packaging	8,692,047	—	—	8,692,047
Distributors	604,467	—	—	604,467
Diversified Consumer Services	5,700,919	—	—	5,700,919
Diversified Financial Services	13,795,876	—	—	13,795,876
Diversified Telecommunication Services	380,969	—	—	380,969
Electric Utilities	2,145,454	—	—	2,145,454
Electrical Equipment	7,391,812	—	—	7,391,812
Electronic Equipment, Instruments & Components	10,199,299	—	—	10,199,299
Energy Equipment & Services	13,847,053	—	—	13,847,053
Entertainment	5,872,262	—	—	5,872,262
Food & Staples Retailing	4,483,340	—	—	4,483,340
Food Products	31,978,558	—	—	31,978,558
Health Care Equipment & Supplies	8,117,968	—	—	8,117,968
Health Care Providers & Services	12,860,229	—	—	12,860,229
Health Care Technology	586,039	—	—	586,039
Hotels, Restaurants & Leisure	30,564,142	—	—	30,564,142
Household Durables	1,768,731	—	—	1,768,731
Household Products	12,155,911	—	—	12,155,911
Industrial Conglomerates	2,058,017	—	—	2,058,017
Insurance	3,955	—	—	3,955
Interactive Media & Services	4,414,876	—	—	4,414,876
Internet & Direct Marketing Retail	1,490,555	—	747,784	2,238,339
IT Services	11,378,217	—	—	11,378,217
Leisure Products	576,096	—	—	576,096
Life Sciences Tools & Services	3,254,016	—	—	3,254,016
Machinery	16,686,917	—	—	16,686,917
Marine	3,122,301	—	—	3,122,301
Media	11,521,903	—	—	11,521,903

	Level 1	Level 2	Level 3	Total
Metals & Mining	15,027,643	—	—	15,027,643
Mortgage Real Estate Investment	3,805,301	—	—	3,805,301
Multiline Retail	1,219,603	—	—	1,219,603
Oil, Gas & Consumable Fuels	72,869,033	—	—	72,869,033
Paper & Forest Products	1,758,041	—	—	1,758,041
Personal Products	6,879,192	—	—	6,879,192
Pharmaceuticals	12,918,379	30,381	—	12,948,760
Professional Services	4,805,764	—	—	4,805,764
Real Estate Investment Trusts	157,679,680	—	—	157,679,680
Road & Rail	11,507,339	—	—	11,507,339
Semiconductors & Semiconductor Equipment	42,763,310	—	—	42,763,310
Software	79,143,514	—	—	79,143,514
Specialty Retail	11,920,475	—	—	11,920,475
Technology Hardware, Storage & Peripherals	6,223,643	—	—	6,223,643
Textiles, Apparel & Luxury Goods	1,492,672	—	—	1,492,672
Thrifts & Mortgage Finance	1,929,254	—	—	1,929,254
Trading Companies & Distributors	3,747,700	—	—	3,747,700
Wireless Telecommunication Services	238,136	—	60,917	299,053
Exchange-Traded Funds	56,579,591	—	—	56,579,591
Closed-End Mutual Funds	717,465	—	—	717,465
Warrants
Biotechnology	30,235	—	—	30,235
Diversified Financial Services	30,219	—	—	30,219
Health Care Providers & Services	71,487	—	—	71,487
Health Care Technology	4,995	—	—	4,995
Life Sciences Tools & Services	94,712	—	—	94,712
Rights
Diversified Financial Services	4,257	—	—	4,257
Total Investments in Securities	$912,299,521	$30,381	$808,701	$913,138,603
Derivative Contracts:
Forward Exchange Contracts(1)	$—	$3,035	$—	$3,035
Total	$912,299,521	$33,416	$808,701	$913,141,638

Liabilities:
Securities Sold Short:
Common Stocks
Aerospace & Defense	$(898,261)	$—	$—	$(898,261)
Air Freight & Logistics	(7,647,653)	—	—	(7,647,653)
Airlines	(964,999)	—	—	(964,999)
Automobiles	(1,684,887)	—	—	(1,684,887)
Banks	(43,226,449)	—	—	(43,226,449)
Beverages	(16,097,543)	—	—	(16,097,543)
Biotechnology	(7,690,290)	—	—	(7,690,290)
Building Products	(2,564,562)	—	—	(2,564,562)
Capital Markets	(20,009,466)	—	—	(20,009,466)
Chemicals	(11,306,224)	—	—	(11,306,224)
Commercial Services & Supplies	(2,831,578)	—	—	(2,831,578)
Communications Equipment	(4,614,136)	—	—	(4,614,136)
Construction & Engineering	(4,196,593)	—	—	(4,196,593)
Construction Materials	(1,437,735)	—	—	(1,437,735)
Consumer Finance	(11,452,996)	—	—	(11,452,996)
Containers & Packaging	(3,784,971)	—	—	(3,784,971)
Distributors	(2,149,546)	—	—	(2,149,546)

	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	(699,995)	—	—	(699,995)
Electric Utilities	(261,807)	—	—	(261,807)
Electrical Equipment	(3,365,222)	—	—	(3,365,222)
Electronic Equipment, Instruments & Components	(1,054,211)	—	—	(1,054,211)
Energy Equipment & Services	(4,116,607)	—	—	(4,116,607)
Entertainment	(1,380,536)	—	—	(1,380,536)
Food & Staples Retailing	(5,571,379)	—	—	(5,571,379)
Food Products	(27,045,471)	—	—	(27,045,471)
Health Care Equipment & Supplies	(4,851,036)	—	—	(4,851,036)
Health Care Providers & Services	(12,610,396)	—	—	(12,610,396)
Health Care Technology	(918,378)	—	—	(918,378)
Hotels, Restaurants & Leisure	(18,640,090)	—	—	(18,640,090)
Household Durables	(4,422,201)	—	—	(4,422,201)
Household Products	(8,197,846)	—	—	(8,197,846)
Industrial Conglomerates	(10,489,587)	—	—	(10,489,587)
Insurance	(747,019)	—	—	(747,019)
Interactive Media & Services	(594,317)	—	—	(594,317)
Internet & Direct Marketing Retail	(2,684,343)	—	—	(2,684,343)
IT Services	(2,060,829)	—	—	(2,060,829)
Life Sciences Tools & Services	(4,961,033)	—	—	(4,961,033)
Machinery	(18,235,550)	—	—	(18,235,550)
Marine	(1,623,637)	—	—	(1,623,637)
Media	(4,220,853)	—	—	(4,220,853)
Metals & Mining	(21,675,899)	—	—	(21,675,899)
Multi-Utilities	(521,964)	—	—	(521,964)
Multiline Retail	(3,291,596)	—	—	(3,291,596)
Oil, Gas & Consumable Fuels	(34,519,350)	—	—	(34,519,350)
Paper & Forest Products	(94,685)	—	—	(94,685)
Personal Products	(350,413)	—	—	(350,413)
Pharmaceuticals	(10,058,410)	—	—	(10,058,410)
Real Estate Investment Trusts	(98,831,655)	—	—	(98,831,655)
Real Estate Management & Development	(165,989)	—	—	(165,989)
Road & Rail	(10,925,252)	—	—	(10,925,252)
Semiconductors & Semiconductor Equipment	(6,709,525)	—	—	(6,709,525)
Software	(2,334,798)	—	—	(2,334,798)
Specialty Retail	(9,811,018)	—	—	(9,811,018)
Technology Hardware, Storage & Peripherals	(10,121,546)	—	—	(10,121,546)
Tobacco	(851,690)	—	—	(851,690)
Trading Companies & Distributors	(3,697,951)	—	—	(3,697,951)
Exchange-Traded Funds	(240,871,389)	—	—	(240,871,389)
Total Securities Sold Short	$(736,143,362)	$—	$—	$(736,143,362)
Derivative Contracts:
Forward Exchange Contracts(1)	$—	$(4,944)	$—	$(4,944)
Total	$(736,143,362)	$(4,944)	$—	$(736,148,306)
(1)	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued using indicative broker quotations and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (such as money market funds and mutual funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for investment purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser amended effective July 1, 2020, the Fund pays the Adviser a monthly management fee at the annual rate of 2.00%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears. The Fund also pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Previously, in the Investment Advisory Agreement effective September 1, 2019, the Fund paid the Adviser a monthly management fee at the annual rate of 1.50%. The management fee was applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). In addition, the Fund paid the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement effective September 1, 2019, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share was paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

The Adviser in addition agreed that it would attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wanted to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it could have done so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) would have been 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) would have been an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the loans outstanding are included in the NAV of the Fund. See Note 5 below.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans have a stated maturity date of May 2, 2027, with the interest accrued at the Secured Overnight Financing Rate (“SOFR”) plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2022 through June 30, 2022.

As of June 30, 2022, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount equal to the lesser of (i) U.S. $1,500,000,000, (ii) that amount which would cause the net asst value per share of the Lender to become less than $1 per share on a GAAP basis and (iii) the amount that the Borrower is permitted to borrow in accordance with its organizational documents.

	$262,339,134 (principal) and $712,644 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the six months ended June 30, 2022, the Fund made no additional loans to the sole shareholder. During the six months ended June 30, 2022, the Fund earned interest of $1,051,589 on the outstanding loans, that interest earned on loans is considered a capital contribution. The Fund’s sole shareholder redeemed shares in the amount of $50,000,000 on February 28, 2021 and $50,000,000 on April 29, 2022. The U.S. dollar value of equity interests redeemed were used to setoff outstanding loan principal in the amount of $100,000,000. The Fund also collected $50,000,000 in principal loan payments from the sole shareholder during the six months ended June 30, 2022.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it would phase out the London Interbank Offered Rate (“LIBOR”) as a benchmark by the end of 2021 and the FCA has indicated that market participants should not rely on LIBOR being available after 2021. As an alternative to LIBOR, the U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, is replacing U.S.-dollar LIBOR with the SOFR, a new index calculated by short-term repurchase agreements, backed by Treasury securities. The Fund has amended its existing loan agreements with the Fund’s sole shareholder to reference SOFR as its reference rate.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder. A decision by the sole shareholder to withdraw capital from the Fund could have a material negative impact on the Fund.

8. Investment Transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended June 30, 2022, were as follows:

Purchases of investments	$5,872,170,140
Proceeds from sales of investments	$5,870,822,461
Proceeds from securities sold short	$8,598,941,157
Purchases to cover securities sold short	$8,620,428,856

9. Securities Lending

The Fund participates in State Street’s enhanced custody program. Through this program, State Street is capable of facilitating the Fund’s short selling activity and reducing its cost of such activity. The Fund participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions. The Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. At June 30, 2022, the Fund had securities on loan with a total value of $0.

10. Taxes

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the six months ended June 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Cost of investments	$476,256,017

Unrealized appreciation	$58,957,888
Unrealized depreciation	(358,218,664)

Net unrealized appreciation (depreciation)	$(299,260,776)

11. Principal Risks

Concentration of Credit Risk

The Fund maintains its cash and cash equivalents in a financial institution, State Street Bank and Trust Company, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf.

Counterparty Risk

Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.

Investment and Market Risk

The risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of our investment in the Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Foreign Exchange Risk

The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates.

Coronavirus Risk

Since the start of January 2020, the outbreak of coronavirus (“COVID-19”) has adversely impacted global commercial activities. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The impact is still uncertain and outstanding, though Management does not believe there is any significant financial impact to the financial statements as of June 30, 2022 as a result of this event.

12. Derivative Contracts

The over-the-counter (“OTC”) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of setoff in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it. The Fund presents OTC derivatives that are executed with the same counterparty under the same master netting agreement on a gross basis, even though the criteria for the right of setoff may be met.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

The Fund considers the average month-end notional amounts during the period, categorized by primary underlying risk, to be representative of the volume of its derivative activities during the six months ended June 30, 2022.

	Monthly Average Notional Amount
	Long	Short
Forward Currency Exchange Contracts	3,479,394	3,431,285

The fair value on the Statement of Assets and Liabilities and the effect on the Statement of Operations, of open derivative instruments, whose primary underlying risk exposure is foreign exchange risk at June 30, 2022 was as follows:

	Assets	Liabilities	Realized Gain (Loss)	Unrealized Gain (Loss)
Forward Currency Exchange Contracts	$ 3,035	$ 4,944	$ (268,986)	$ 37,675

The Fund is required to disclose the effect of offsetting assets and liabilities presented in the Statement of Assets and Liabilities to enable financial statement users to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the effects or potential effects of netting arrangements for derivative contracts in the Statement of Assets and Liabilities as of June 30, 2022:

Counterparty	Gross amounts of recognized assets	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank & Trust Company	$3,035	$(3,035)	$—	$—	$—

Counterparty	Gross amounts of recognized liabilities	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank & Trust Company	$(4,944)	$3,035	$—	$—	$(1,909)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

13. Recent Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”) Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022.

Management has elected the practical expedients for contract modifications for debt agreements in modifying the Somerset Loan from LIBOR to SOFR. The impact of the adoption of ASU 2020-04 is reflected in the financial statements and related disclosures.

Management continues to evaluate the impact the guidance may have on its financial statements and may apply other elections in the future, as applicable.

14. Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were available to be issued. On August 3, 2022, the Fund entered into additional loans with the sole shareholder with a total principal amount of $20,000,000.

Other Information

June 30, 2022 (unaudited)

The table below presents non-GAAP book balances of the Fund that provides useful information to Somerset and the Board of Trustees. Further, the non-GAAP book balances are used for the purposes of determining management fee calculations of the Fund. The table presents adjusted for GAAP book balances after the reclassification of the loans to Somerset and interest earned from those loans for the six months ended June 30, 2022.

Statement / Line Item	Non-GAAP Book Balance	Reclassification	Adjusted for GAAP Book Balance
Statement of Assets and Liabilities
Assets:
Loans receivable from sole shareholder	$262,339,134	$(262,339,134)	$—
Dividends and interest receivable	2,401,102	(712,644)	1,688,458
Total Assets	1,413,075,076	(263,051,778)	1,150,023,298
Liabilities:
Total Liabilities	907,460,429	—	907,460,429
Total Net Assets	$505,614,647	$(263,051,778)	$242,562,869
Net Assets Consists of:
Paid-in-Capital	783,641,911	—	783,641,911
Total Distributable Earnings (Loss)	(278,027,264)	—	(278,027,264)
Loans receivable from sole shareholder	—	(262,339,134)	(262,339,134)
Accrued interest on loans receivable from sole shareholder	—	(712,644)	(712,644)
Total Net Assets	$505,614,647	$(263,051,778)	$242,562,869
Shares issued and outstanding	69,360,328	—	69,360,328
Net asset value per share	$7.29	$(3.79)	$3.50
Statement of Operations
Investment Income:
Interest	$1,051,589	$(1,051,589)	$—
Total Investment Income	10,726,821	(1,051,589)	9,675,232
Expenses:
Total Expenses	20,383,949	—	20,383,949
Total Investment Loss	$(9,657,128)	$(1,051,589)	$(10,708,717)
Statement of Changes in Net Assets
Net investment loss	$(9,657,128)	$(1,051,589)	$(10,708,717)
Net decrease in net assets resulting from operations	(36,689,322)	(1,051,589)	(37,740,911)
Capital Share Transactions
Cost of shares redeemed	(100,000,000)	—	(100,000,000)
Principal payment of loans by sole shareholder	—	150,000,000	150,000,000
Interest payments from loans to sole shareholder	—	515,320	515,320
Net decrease in net assets resulting from capital share transactions and loans to sole shareholder	$(100,000,000)	$150,515,320	$50,515,320
Net Assets End of Period	$505,614,647	$(263,051,778)	$242,562,869

Other Information

June 30, 2022 (unaudited)

Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s general oversight. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022 and a description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available: (1) without charge, upon request, by calling toll free, 1-800-342-5734; and (2) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an exhibit to its report on Form N-PORT. Copies of the Fund’s filings are available, without charge, on the SEC’s website at http://www.sec.gov.

Other Information

June 30, 2022 (unaudited)

Investment Objective and Policies (unaudited)

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. No assurance can be given that the Fund’s investment objective will be achieved. Except as expressly noted otherwise herein, the Fund’s investment objective, policies and strategies may be changed without the approval of the holders of a majority of the outstanding Common Shares or Preferred Shares (as defined below), if any.

The Fund will pursue its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund will take long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships (collectively, “MLPs”) and shares of real estate investment trusts (“REITs”). The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and depositary receipts, including American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund intends to maintain both long and short positions based predominantly on the fundamental analysis and views of Weiss Multi-Strategy Advisers LLC (the “Adviser”) on a particular investment. The Fund will take long positions in investments that the Adviser believes will allow the Fund to realize a benefit from an increase in the underlying prices of such securities. The Fund will take short positions in investments that the Adviser believes will allow the Fund to realize a benefit from a decrease in the underlying price of such securities. A “short sale” is a transaction in which the Fund sells a security that it does not own (and borrows the security to deliver it to the buyer) in anticipation that the market price of the security will decline. The proceeds received from the Fund’s short sales of securities will generally be used to purchase all or a portion of the Fund’s additional long positions in securities. The long and short positions held by the Fund may vary over time as market opportunities develop.

In pursuing the Fund’s investment objective, and consistent with applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Adviser will seek to enhance the Fund’s return through the use of leverage. The Fund will engage in short sales for investment purposes, principally when the Adviser believes the market price of securities will decline. In addition, although it has no current intention to do so, the Fund may use borrowings, including loans from certain financial institutions and the issuance of debt securities (collectively, “Borrowings”), in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such Borrowings. Furthermore, although it has no current intention to do so, the Fund may add leverage to its portfolio through the issuance of preferred shares (“Preferred Shares”) in an aggregate amount of up to 50% of the Fund’s total assets immediately after such issuance. The Fund also may acquire derivative instruments, primarily options or index options (e.g., calls and puts may be purchased or written). The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements. The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and net asset value in relation to market changes. The Fund’s leverage strategy may not work as planned or achieve its goal. In addition, the Fund may make loans to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Fund’s investments may be denominated in U.S. dollars or in foreign currencies. In order to minimize the impact of currency fluctuations, the Adviser may at times hedge certain or all of the Fund’s investments denominated in foreign currencies into U.S. dollars. Foreign currency transactions in which the Fund is likely to invest include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, and put and call options on foreign currencies. These transactions may be used to hedge against the risk of loss due to changing currency exchange rates.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as six months and, in some cases, even longer. Regulatory limitations or bans on short selling activities may prevent the Fund from fully implementing its strategy. To secure the Fund’s obligation to cover its short positions, the Fund may pledge securities that it owns as collateral to the broker. This pledged collateral is segregated and maintained with the Fund’s custodian.

In all instances, the Fund intends to satisfy the quarterly diversification requirements set forth in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order for the Fund to be treated as a regulated investment company (“RIC”) under such provisions, including limitations on amounts invested into one or more MLPs.

Investment and Market Risk

An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the securities owned by the Fund, and the value of these securities and instruments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.

Repurchase Offers Risk

The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law and Board approval, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund such obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, decreases in the size of the Fund through repurchases may force untimely sales of portfolio securities (with accompanying transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board of Trustees of the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline. In the event that the Board of Trustees of the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Common Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular month, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will generally be a taxable event to Common Shareholders.

Equity Risk

The value of the Fund’s equity investments and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that their values will return to previous levels. Preferred stocks and other hybrid securities may also be sensitive to changes in interest rates; when interest rates rise, their value will generally fall.

MLP Risk

A portion of the Fund’s assets will be invested in MLP equity securities, including MLP common units, MLP subordinated units, MLP preferred units, equity securities of MLP affiliates, including I-Shares, and common stocks of other issuers. The portion of the Fund’s investment in MLPs is limited by the diversification rules under Subchapter M of the Code. (See “Tax Considerations” and discussion regarding Qualified Publicly Traded Partnerships). MLP units held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an MLP unit may be particularly sensitive to general movements in the stock market, and a drop in the stock market may depress the price of most or all of the MLP units held by the Fund. In addition, MLP units held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because, among other reasons, the issuer experiences a decline in its financial conditions. An investment in MLP units involves certain risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Although common unitholders are generally limited in their liability, similar to a corporation’s shareholders, creditors of MLPs typically have the right to seek the return of distributions made to such unitholders if the liability in question arose before the distribution was paid. This liability of the common unitholder may continue even after the units are sold. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

MLP subordinated units typically are convertible to MLP common units at a one-to-one ratio. The price of MLP subordinated units is typically tied to the price of the corresponding MLP common unit, less a discount. The size of the discount depends upon a variety of factors, including the likelihood of conversion, the length of time remaining until conversion and the size of the block of subordinated units being purchased or sold.

The Fund may invest in equity securities issued by affiliates of MLPs, including general partners of MLPs. Such issuers may be organized and/or taxed as corporations and, therefore these securities may not offer the advantageous tax characteristics of MLP units. Investments in such MLP affiliates would be expected by the MLP Team to provide economic exposure to the MLP asset class; however, such investments may not exhibit precise price correlation to any particular MLP or the MLP asset class generally.

I-Shares represent an indirect investment in MLP I-units. Prices and volatilities of I-Shares tend to correlate to the price of common units, although the price correlation may not be precise. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares, in an amount equal to the cash distributions received by common unit holders. I-Shares have limited voting rights. Holders of I-Shares are otherwise subject to the same risks as holders of MLP common units.

REIT Risk

Investments in REITs will subject the Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of certain of its regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is dependent upon a complex analysis that turns on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “Tax Considerations.”

The Fund’s investment in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund shares, such shareholder will generally recognize capital gain.

Leverage Risk

In pursuing the Fund’s investment objective, and consistent with applicable provisions of the 1940 Act, the Adviser will seek to enhance the Fund’s return through the use of leverage. With respect to its short positions in securities and certain of its derivative positions, the Fund intends to maintain an amount of cash or liquid securities in a segregated account equal to the face value of those positions. The Fund may also offset derivative positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged. The Fund’s use of leverage could create the opportunity for a higher return for Common Shareholders but would also result in special risks for Common Shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the Common Shares’ return will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return to the Common Shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders including:

•	the likelihood of greater volatility of NAV and market price of the Common Shares than a comparable portfolio without leverage;
•

the risk that fluctuations in interest rates on Borrowings and short- term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares;

•

the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and

•	when the Fund uses certain types of leverage, the investment advisory fee payable to the Adviser will be higher than if the Fund did not use leverage.

The Fund may continue to use leverage if the benefits to the Fund’s shareholders of maintaining the leveraged position are believed to outweigh any current reduced return.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral.

Short Selling Risk

Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward or futures contract) that it does not own but can borrow in the market. Short selling allows the Fund to profit from a decline in market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities and to obtain a low cost means of financing long investments that the Adviser believes are attractive. If a security sold short increases in price, the Fund may have to cover or close out its short position at a higher price than the short sale price, resulting in a loss. The Fund will likely have substantial short positions and must borrow those securities to make delivery to the buyer under the short sale transaction. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

Generally, the Fund will have to pay a fee or premium to borrow securities and will be obligated to repay the lender of the security any dividends or interest that accrues on the security during the term of the loan. The amount of any gain from a short sale will be decreased, and the amount of any loss increased, by the amount of such fee, premium, dividends, interest or expense the Fund pays in connection with the short sale.

Until the Fund replaces a borrowed security, it generally will be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in these circumstances. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the borrowed securities obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet other current obligations.

Because losses on short sales result from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. The Adviser’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long securities positions will decline in value at the same time that the cost to close out its short securities positions increase, thereby increasing potential losses to the Fund.

By engaging in short sales, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long securities positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful.

In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as six months and, in some cases, much longer.

The SEC recently adopted new Rule 18f-4 under the 1940 Act governing, among other things, the use of short sales by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. It is possible that new Rule 18f-4 could limit the implementation of the Fund’s use of short sales, which could have an adverse impact on the Fund. In addition, regulatory authorities in the United States or other countries may adopt bans on short sales of certain securities, either generally, or with respect to certain industries or countries, in response to market events. Restrictions and/or bans on short selling may make it impossible for the Fund to execute certain investment strategies.

Derivatives Risk

The Fund’s derivative investments are subject to a variety of risks. These include: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative instruments the Fund may acquire may, in certain circumstances, create financial leverage, which may magnify the risk of owning such instruments. Furthermore, the ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. Thus, the use of derivative investments to generate income, for hedging, for currency or interest rate management or other purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices below or above the current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise want to sell. In addition, there may be situations in which the Adviser elects not to use derivative investments that result in losses greater than if they had been used. Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain. The Fund may segregate an amount of cash, cash equivalents or liquid securities on the Fund’s records in an amount equal to the face value of the Fund’s derivative positions. The Fund may also offset derivatives positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent any offsetting positions do not perform in relation to one another as expected, the Fund may perform as if it were leveraged.

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well- conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Congress enacted the Dodd-Frank Act in 2010. The Dodd-Frank Act impacts the use of derivatives by entities such as the Fund and is intended to improve the existing regulatory framework by closing the regulatory gaps and eliminating the speculative trading practices that may have contributed to the 2008 financial market crisis. The legislation increases regulation in the over-the-counter derivatives market in an attempt to increase transparency and accountability by, among other things, requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act have been implemented through rulemaking, additional regulatory or legislative activity may further impact the Fund. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The SEC recently adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. It is possible that new Rule 18f-4 could limit the implementation of the Fund’s use of derivatives, which could have an adverse impact on the Fund.

In addition, the Adviser may cause the Fund to invest in derivative instruments that are neither presently contemplated nor currently available, but which may be developed in the future, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible. Any such investments may expose the Fund to unique and presently indeterminate risks, the impact of which may not be capable of determination until such instruments are developed and/or the Adviser determines to make such an investment on behalf of the Fund.

Counterparty Risk

The Fund is subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or its hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Fund assumes the risks that the counterparties to these transactions could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.

The Adviser evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances.

Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Legislation and Regulatory Risk” below.

Non-U.S. Securities Risk

The Fund may invest in securities or other instruments of non-U.S. issuers (“Non-U.S. Securities”). Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and the prices of Non-U.S. Securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of Non-U.S. Securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in Non-U.S. Securities. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because Non-U.S. Securities may trade on days when the Fund’s Common Shares are not priced, NAV change at times when Common Shares cannot be sold.

Foreign Currency Risk

The Fund’s investments in Non-U.S. Securities may be denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Portfolio Turnover Risk

The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate results in greater brokerage commissions and other transactional expenses that are borne by the Fund, which could reduce the Fund’s earnings. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to common shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s common shareholders.

Global Economic Risk

National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and prices of investments around the world, which could negatively impact the value of the Fund’s investments. Major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria, Russia, Ukraine and the Middle East, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies, possible terrorist attacks in the United States and around the world, continued tensions between North Korea and the United States and the international community generally, growing social and political discord in the United States, the European debt crisis, the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and posture vis-a-vis Ukraine, further downgrade of U.S. Government securities, the change in the U.S. president and the new administration and other similar events may adversely affect the global economy and the markets and issuers in which the Fund invests. Recent examples of such events include the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North Korea’s nuclear weapons and long-range ballistic missile programs. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Fund’s service providers, including Weiss Multi-Strategy Advisers LLC, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.

In December 2019, an initial outbreak of COVID-19 was reported and has resulted in numerous deaths and the imposition of both local and more widespread quarantine measures, border closures and other travel restrictions, causing social unrest and commercial disruption on a global scale. In response to the COVID-19 pandemic, central banks and governments have responded with liquidity injections to ease the strain on financial systems and stimulus measures to buffer the shock to businesses and consumers. These measures have helped stabilize the markets over the short term, but volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments). There are still many unknowns and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike. Additionally, the recent outbreak of COVID-19 has adversely impacted global commercial activity and has contributed to significant volatility in certain financial markets. There are no comparable recent events in the U.S. that provide guidance as to the effect of the spread of COVID-19 and a pandemic on the economy as a whole and, consequently, the Fund. Accordingly, while there have been proposed, and in some cases enacted, economic stimulus measures aimed at curbing the negative economic impacts to the U.S. and other countries as a result of COVID-19, it cannot be determined at this time whether such stimulus measures will have a stabilizing economic effect.

To the extent the impacts of COVID-19 continue, the Fund may experience negative impacts to its business that could exacerbate other risks to which the Fund is subject, including: (1) issuers of fixed-income investments could be materially impacted by the COVID-19 pandemic, which may, in turn, negatively affect the value of such investments or such issuers’ ability to make interest payments or distributions to the Fund and result in a decrease in the NAV of the Fund; (2) operational impacts on and availability of key personnel of Weiss Multi-Strategy Advisers LLC and/or any of the Fund’s other service providers, vendors and counterparties as they face changed circumstances and/or illness related to the pandemic; and (3) limitations on the Fund’s ability to make distributions or dividends, as applicable, to Common Shareholders. The Fund does not know and cannot predict how long the securities markets may be affected by these events and the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out their duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.

Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. See “Recent Market Conditions” below.

Recent Market Conditions

In response to the financial crisis and recent market events, the United States and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Policy and legislative changes by the United States government and the Federal Reserve to assist in the ongoing support of financial markets, both domestically and in other countries, are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In some countries where economic conditions are recovering, such countries are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain investments. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasigovernmental organizations, including changes in tax laws and the imposition of trade barriers. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Changes to the Federal Reserve policy, including with respect to certain interest rates, may affect the value, volatility and liquidity of dividend and interest paying securities. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, the contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of investments. Interest rates have been unusually low in recent years in the United States and abroad, but there is a consensus that interest rates will increase during the life of the Fund, which could negatively impact the price of debt securities. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

On June 23, 2016, the United Kingdom (“UK”) held a referendum on whether to remain a member state of the European Union (“EU”), in which voters favored the UK’s withdrawal from the EU, an event widely referred to as “Brexit” and which triggered a two-year period of negotiations on the terms of withdrawal. The formal notification to the European Council required under Article 50 of the Treaty on EU was made on March 29, 2017, following which the terms of exit were negotiated. On January 31, 2020, the UK formally withdrew from the EU, subject to a transitional period that ended on December 31, 2020. The longer term economic, legal, political and social framework to be put in place between the UK and the EU are unclear at this stage and are likely to lead to ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets for some time. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the UK and European economies, as well as the broader global economy for some time. Additionally, a number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Legislation and Regulatory Risk

At any time after the date of this prospectus, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, investments held by the Fund or the issuers of such investments. Changing approaches to regulation may have a negative impact on the entities and/or investments in which the Fund invests. Legislation or regulation may also change the way in which the Fund itself is regulated. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objective.

For example, the Dodd-Frank Act is designed to impose stringent regulation on the over-the-counter derivatives market in an attempt to increase transparency and accountability and provides for, among other things, new clearing, execution, margin, reporting, recordkeeping, business conduct, disclosure, position limit, minimum net capital and registration requirements. Although the CFTC has released final rules under the Dodd-Frank Act, many of the provisions are subject to further final rulemaking, and thus the Dodd-Frank Act’s ultimate impact remains unclear.

The SEC recently adopted new Rule 18f-4 under the 1940 Act governing the use of derivatives by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. It is possible that new Rule 18f-4 could limit the implementation of the Fund’s use of derivatives, which could have an adverse impact on the Fund.

Additionally, the Fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Fund, from registration as a “commodity pool operator” under Rule 4.5 promulgated by the CFTC pursuant to its authority under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a “commodity pool operator.” As a result, the Fund is limited in its ability to use commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures, engage in swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than bona fide hedging. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in such investments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. If the Fund does not continue to claim the exclusion, it would likely become subject to registration and regulation as a commodity pool operator. The Fund may incur additional expenses as a result of the CFTC’s registration and regulatory requirements.

Incentive Fee Risk

In addition to receiving a management fee, the Adviser may also receive an Incentive Fee based on the appreciation in Fund assets. The Incentive Fee may create an incentive for the Adviser to manage the Fund’s portfolio in a manner that is riskier than would be the case in the absence of a fee based on the performance of the Fund.

Cybersecurity Risk

Technology, such as the internet, has become more prevalent in the course of business, and as such, the Fund and its service providers are susceptible to operational and information security risk resulting from cyber incidents. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). Cyber incidents could adversely impact the Fund and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. Cyber incidents may cause the Fund or its service providers to lose proprietary information, suffer data corruption, lose operational capacity or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber incidents also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund.

Potential Conflicts of Interest Risk

The Adviser provides a wide array of portfolio management and other asset management services to a mix of clients and may engage in ordinary course activities in which their respective interests or those of their clients may compete or conflict with those of the Fund. For example, the Adviser may provide investment management services to other funds and accounts that follow investment objectives similar to those of the Fund. In certain circumstances, and subject to its fiduciary obligations under the Investment Advisers Act of 1940, the Adviser may allocate a limited investment opportunity among various clients, which include closed-end funds, open-end funds and other commingled funds. The Adviser has adopted policies and procedures designed to address such situations and other potential conflicts of interests.

Dividend Reinvestment Plan

Pursuant to the Fund’s dividend reinvestment plan (the “Plan”), all common shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by State Street Bank and Trust Company, as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. Such shareholders may not be able to transfer their shares to another bank or broker and continue to participate in the Plan.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Plan Agent.

Portfolio Managers

George Weiss, Jordi Visser, Michael Edwards, Ron Lior, and David Betten served as the Fund’s portfolio managers.

George Weiss, Chief Executive Officer and Chairman: Founded George Weiss Associates, Inc. in 1978. Prior to establishing the company, George specialized in utility stocks and investing on behalf of institutional clients at Bache Halsey Stuart, Inc., in Hartford and briefly at Faulkner, Dawkins and Sullivan, Inc. He is a graduate of The Wharton School of Finance at the University of Pennsylvania where he is a Trustee Emeritus. He is also a Trustee Emeritus of the Woodrow Wilson Fellowship Foundation. Mr. Weiss is the founder of Say Yes to Education, Inc., (a charity dedicated to the educational advancement of inner-city students), a trustee of the Orphan Disease Pathway Project Foundation, and a Director of Somerset Re Ltd.

Jordi Visser, President and Chief Investment Officer: Joined the Adviser in 2005. Previously, Jordi was the founding Managing Partner of Anchor Point Asset Management, a global macro fund. A former Managing Director at Morgan Stanley, he traded various global equity derivative books for nine years. He opened the Morgan Stanley office in Sao Paulo, Brazil, and managed the derivative sales and trading effort there during the 1997–1998 emerging market crisis. Upon his return to New York in 1999, he managed index derivatives and ETF trading and was a member of the Equity Division Risk Committee. Jordi is a magna cum laude graduate of Manhattan College.

Michael Edwards, Deputy Chief Investment Officer and Chief Administrative Officer: Joined the Adviser in 2019. Previously, Mike was the Head of The US Business for Arrowgrass Capital Partners, as well as a member of the Executive Committee and Global Head of event-driven. Prior to that, Mike was in the special situations group at D.E. Shaw & Co. and an M&A banker in Credit Suisse’s technology group. He is a graduate of Princeton University’s Woodrow Wilson School, summa cum laude.

Ron Lior, Portfolio Manager: Joined the Adviser in 1993. He began his tenure with the firm in capital structure arbitrage in Europe, Asia and Latin America. He co-developed financial stock models and built models for Japanese warrants and convertibles. Ron holds a dual degree in finance and mechanical engineering from the University of Pennsylvania.

David Betten, Portfolio Manager: Joined the Adviser in 1998. He began his tenure as a Trader for the Quantitative strategy and then became Co-Manager of proprietary trading and the Global Event strategy. Previously, he worked as a broker in the private client group at Quick and Reilly. David graduated with a BA in economics from the University of Pennsylvania.

Investment Advisory Agreement Approval (unaudited)

At a meeting held on June 23, 2022, the Board of Trustees (the “Board”) of Weiss Strategic Interval Fund (the “Fund”), a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), approved the renewal of the amended and restated investment advisory agreement, dated August 28, 2019, as amended September 22, 2020, between the Fund and Weiss Multi-Strategy Advisers LLC (the “Adviser”) (the “Investment Advisory Agreement”).

In connection with the approval of the Investment Advisory Agreement, the Independent Trustees met with their independent counsel in executive session outside of the presence of management. Independent counsel to the Independent Trustees discussed with the Independent Trustees the legal duties of the Board under the 1940 Act and applicable state law in connection with the approval of the Investment Advisory Agreement, and reviewed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement. The Independent Trustees noted that the Fund had been structured to manage certain assets of Somerset Reinsurance Ltd. (“Somerset”), a Bermuda reinsurance company and the Fund’s sole shareholder, and to seek to replicate the strategy of a private, multi-manager fund that the Adviser separately manages. The Independent Trustees further noted that: Somerset would continue to be the only investor in the Fund for the foreseeable future; unlike a typical broadly-offered registered investment company, the Fund has been structured to satisfy the financial and tax goals of a single, sophisticated institutional investor that has negotiated the financial and other business terms of the Fund directly with the Adviser, including, but not limited to, the fees payable by the Fund to the Adviser and the service providers engaged by the Fund; and both the Adviser and Somerset were advised by their separate advisers and personnel who were sophisticated and experienced in these matters.

In considering whether to approve the Investment Advisory Agreement, the Fund’s Board considered certain information provided to the Board by the Adviser in connection with the Board’s consideration of the Investment Advisory Agreement, including, among other things, information concerning the services rendered to the Fund by the Adviser, comparative fee and expense information, and other reports of and presentations by representatives of the Adviser concerning the Fund’s and Adviser’s operations, compliance programs and risk management.

In determining whether to approve the Investment Advisory Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a) The nature, extent and quality of services provided by the Adviser —The Board reviewed the information regarding the types of services provided under the Investment Advisory Agreement. The Board noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser involved with the Fund, including the portfolio management team’s expertise in managing securities in which the Fund invests. Fund management discussed the size and experience of the Adviser’s staff, the experience of their key personnel in providing investment management services, the systems used by the Adviser’s personnel and the ability of the Adviser to attract and retain capable personnel. The Board considered the role of the Fund as part of the broader mandate that Somerset has with the Adviser. The Board also considered that Somerset desired to continue its relationship with the Adviser, and was knowledgeable about the nature, extent and quality of services provided by the Adviser. The quality of administrative and other services, including the Adviser’s role in overseeing and coordinating the activities of the Fund’s other service providers, also was considered. The Board noted the reputation and track record of the Adviser’s organization, and considered the quality of the internal personnel at the Adviser that service the Fund, as well as the external service providers engaged by the Adviser, including Fund counsel and the Chief Compliance Officer.

(b) Investment performance of the Fund and the Adviser —The Board considered total return performance information for the Fund compared to another fund managed by the Adviser (the “Comparative Fund”) and two market indices on a monthly, quarterly, cumulative and annualized basis since the Fund’s inception. The comparative information showed that the Fund’s performance was above that of the Comparative Fund and both of the market indices for the year-to-date period ended March 31, 2022, and also was above that of the Comparative Fund and both indices since inception. The Board also considered performance information provided in connection with the Fund’s quarterly Board meetings as well as other information provided by Somerset and the Adviser with respect to Somerset’s satisfaction of the performance of the Fund as part of the Adviser’s overall management of Somerset’s account.

(c) Cost of the services provided and profits realized by the Adviser from the relationship with the Fund —The Board considered an analysis of the costs to the Adviser of providing services to the Fund, as well as the profitability of the Adviser derived from its relationship to the Fund. The Board observed that the profitability and expense analysis is subject to review with respect to how certain revenue and expenses are allocated. The Board concluded that the profitability results were not unreasonable, in light of the services rendered by the Adviser and, notably, that the fees payable by the Fund to the Adviser had been negotiated directly between Somerset and the Adviser.

(d) Economies of scale and whether fee levels reflect these economies of scale —The Board considered that economies of scale are predicated on a fund having achieved a substantial size with increasing assets, and considered the extent to which economies of scale would be realized as the Fund’s assets grow. The Board noted that Somerset is permitted to purchase shares twice per month and redeem shares monthly. The Board considered that investment inflows and redemptions were solely in Somerset’s discretion. The Board concluded that economies of scale that may accrue to the Adviser in connection with the management of the Fund had been adequately considered by Somerset and the Adviser in connection with negotiations regarding the fees payable by the Fund to the Adviser under the Investment Advisory Agreement.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients —The Board considered the Fund’s contractual management and performance fees and expense ratio as compared to those of the Comparable Fund. The information presented to the Trustees showed that that the Fund’s adjusted management fee rate was lower than that of the Comparable Fund, and that the adjusted performance fee rate was equal to or, depending on the amount of leverage employed by the Fund, slightly higher than, that of the Comparable Fund. The Board also noted that, based on information provided by the Adviser, the Fund’s expense ratio was lower than that of the Comparable Fund. The Board also considered the calculation and determination of the performance fee payable by the Fund, as agreed to between Somerset and the Adviser. In addition, the Board considered and gave considerable weight to the fact that, unlike typical broadly-offered registered investment companies, the fees payable by the Fund to the Adviser had been negotiated with the Adviser at arm’s length by Somerset, a sophisticated institutional, and the Fund’s sole, investor.

(f) Benefits derived or to be derived by the Adviser from its relationship with the Fund —The Board considered the extent to which benefits other than the fees might accrue to the Adviser from its relationship with the Fund. The Board noted in this regard that Adviser does not trade with the Fund, or execute portfolio transactions on its behalf; however, the Board recognized that the Adviser might derive reputational and other benefits from its association with the Fund.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Investment Advisory Agreement. In evaluating the Investment Advisory Agreement, the Board also relied on its previous knowledge, gained through meetings and other interactions with the Adviser, of the Adviser and the services provided to the Fund by the Adviser. The Board also relied on information received in connection with the Board’s approval of the Investment Advisory Agreement in prior years as updated on a routine and regular basis relating to the operations of the Fund and the investment management and other services provided by the Adviser. Based on the discussions and considerations as described above, the Board, including all of the Independent Trustees, voted to approve the Investment Advisory Agreement.

INVESTMENT ADVISER

Weiss Multi-Strategy Advisers LLC

320 Park Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT

AND TRANSFER AGENT

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or

15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

Date: September 2, 2022	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 2, 2022	By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: September 2, 2022	By:	/s/ Scott Crowell
Scott Crowell
Treasurer
(Principal Financial Officer and Principal
Accounting Officer)